GREAT AMERICAN RESERVE INSURANCE COMPANY
                                A Conseco Company




                     GREAT AMERICAN RESERVE VARIABLE ANNUITY
                                    ACCOUNT C



----------------------------------- [LOGO] -------------------------------------
                              Conseco Series Trust




                                  June 30, 1997
                      SEMIANNUAL REPORT TO CONTRACT OWNERS

                      SEMIANNUAL REPORT TO CONTRACT OWNERS
                                TABLE OF CONTENTS

                                  June 30, 1997


================================================================================
GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C                           PAGE
Statement of Assets and Liabilities as of June 30, 1997 ...................    1
Statements of Operations for the Six Months Ended June 30, 1997
  and the Year Ended December 31, 1996 ....................................    3
Statements of Changes in Net Assets for the Six Months Ended
  June 30, 1997 and the Year Ended December 31, 1996 ......................    3
Notes to Financial Statements .............................................    4

CONSECO CAPITAL MANAGEMENT, INC ...........................................
Report from the President .................................................    6
Report from the Asset Allocation Portfolio Adviser ........................    6
Report from the Common Stock Portfolio Adviser ............................    7
Report from the Corporate Bond Portfolio Adviser ..........................    7
Report from the Government Securities Portfolio Adviser ...................    8
Report from the Money Market Portfolio Adviser ............................    8

CONSECO SERIES TRUST
Statement of Assets and Liabilities as of June 30, 1997 ...................    9
Statement of Operations for the Year Ended June 30, 1997 ..................   10
Statements of Changes in Net Assets for the Six Months Ended
  June 30, 1997 and the Year Ended December 31, 1996 ......................   11
Statements of Investments in Securities as of June 30, 1997:
   Asset Allocation Portfolio .............................................   13
   Common Stock Portfolio .................................................   15
   Corporate Bond Portfolio ...............................................   16
   Government Securities Portfolio ........................................   18
   Money Market Portfolio .................................................   19
Notes to Financial Statements .............................................   20

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 1997
                                   (UNAUDITED)
================================================================================


                                                                       SHARES        COST     REPORTED VALUE
                                                                     ---------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
     The Alger American Fund:
       Leveraged AllCap Portfolio ..............................        28,107.2   $  537,725   $    614,423
       Small Capitalization Portfolio ..........................        41,335.9    1,665,409      1,634,009
       Growth Portfolio ........................................            74.3        2,937          2,937
     Berger Institutional Products Trust:
       Growth and Income Fund ..................................           244.5        3,000          3,012
       Small Company Growth Fund ...............................            20.8          207            216
     Conseco Series Trust:
       Asset Allocation Portfolio ..............................       878,355.9   11,035,903     11,944,602
       Common Stock Portfolio ..................................     7,766,153.2  143,414,490    166,706,185
       Corporate Bond Portfolio ................................     1,579,935.0   15,732,069     15,778,114
       Government Securities Portfolio .........................        38,255.5      451,964        455,334
       Money Market Portfolio ..................................     4,546,845.6    4,546,845      4,546,846
     The Dreyfus Socially Responsible Growth Fund, Inc. ........        12,051.6      238,603        281,647
     Dreyfus Stock Index Fund ..................................       141,305.9    2,773,409      3,423,841
     Federated Insurance Series:
       High Income Bond Fund II ................................        12,682.5      128,685        131,264
       International Equity Fund II ............................         8,932.6       97,826        111,478
       Utility Fund II .........................................        16,412.2      186,157        203,019
     Janus Aspen Series:
       Aggressive Growth Portfolio .............................        76,869.3    1,377,262      1,438,994
       Growth Portfolio ........................................        69,956.7    1,069,886      1,196,259
       Worldwide Growth Portfolio ..............................       272,835.4    5,325,100      6,226,103
     Neuberger & Berman Advisers Management Trust:
       Partners Portfolio ......................................           201.3        3,654          3,658
     The Van Eck Worldwide Insurance Trust:
       Worldwide Hard Assets Fund (formerly Gold and Natural
         Resources Fund) (Note 1) ..............................        25,051.3      377,874        399,318
       Worldwide Bond Fund .....................................         1,470.5       16,036         15,646
       Worldwide Emerging Markets Fund .........................         3,020.9       44,823         46,189
------------------------------------------------------------------------------------------------------------

         Total assets........................................................................    215,163,094

Liabilities:
   Amounts due to Great American Reserve Insurance Company...................................         48,523
------------------------------------------------------------------------------------------------------------

           Net assets (Note 6)...............................................................  $ 215,114,571
============================================================================================================

   The accompanying notes are an integral part of these financial statements.

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

                                  June 30, 1997
                                   (UNAUDITED)
================================================================================


                                                                     SHARES          COST       REPORTED VALUE
                                                                   -------------------------------------------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
     The Alger American Fund:
       Leveraged AllCap Portfolio...............................     349,089.7   $  1.758593     $  613,907
       Small Capitalization Portfolio...........................   1,293,720.2      1.261970      1,632,636
       Growth Portfolio.........................................       2,624.8      1.118867          2,937
     Berger Institutional Products Trust:
       Growth and Income Fund...................................       2,778.7      1.083683          3,011
       Small Company Growth Fund................................         181.4      1.188424            216
     Conseco Series Trust:
       Asset Allocation Portfolio...............................   6,498,448.2      1.836515     11,934,498
       Common Stock Portfolio
         Qualified..............................................   8,621,882.9     18.654689    160,838,544
         Nonqualified...........................................     278,739.6     14.766770      4,116,083
       Corporate Bond Portfolio
         Qualified..............................................   2,900,275.7      5.168622     14,990,429
         Nonqualified...........................................     134,702.2      4.966129        668,948
       Government Securities Portfolio..........................     377,855.5      1.204026        454,948
       Money Market Portfolio
         Qualified..............................................   1,654,104.0      2.651467      4,385,803
         Nonqualified...........................................      48,469.8      2.651466        128,516
     The Dreyfus Socially Responsible Growth Fund, Inc..........     172,029.1      1.635909        281,424
     Dreyfus Stock Index Fund...................................   2,027,999.0      1.686902      3,421,036
     Federated Insurance Series:
       High Income Bond Fund II.................................     102,663.5      1.277513        131,154
       International Equity Fund II.............................      90,693.8      1.228179        111,388
       Utility Fund II .........................................     150,520.0      1.347667        202,851
     Janus Aspen Series:
       Aggressive Growth Portfolio..............................   1,037,856.2      1.385326      1,437,770
       Growth Portfolio ........................................     772,821.4      1.546648      1,195,283
       Worldwide Growth Portfolio...............................   3,354,240.0      1.835183      6,155,643
     Neuberger & Berman Advisers Management Trust:
       Partners Portfolio.......................................       3,318.9      1.102080          3,658
     The Van Eck Worldwide Insurance Trust:
       Worldwide Hard Assets Fund (formerly Gold and Natural
         Resources Fund) (Note 1) .......                            318,706.7      1.251880        398,982
       Worldwide Bond Fund .....................................      15,301.9      1.021661         15,633
       Worldwide Emerging Markets Fund..........................      40,922.2      1.128231         46,170
       Worldwide Hard Assets Fund (Note 1)......................         323.2      1.499749            484
-----------------------------------------------------------------------------------------------------------

           Net assets attributable to contract owners' deferred annuity reserves .............  213,171,952
-----------------------------------------------------------------------------------------------------------

   Contract owners' annuity payment reserves:
     Conseco Series Trust:
       Common Stock Portfolio
         Qualified............................................................................    1,772,691
         Nonqualified ........................................................................       20,000
       Corporate Bond Portfolio
         Qualified ...........................................................................       75,111
       Money Market Portfolio
         Qualified ...........................................................................       46,073
     Janus Aspen Worldwide Growth Portfolio...................................................       28,744
-----------------------------------------------------------------------------------------------------------
           Net assets attributable to contract owners' annuity payment reserves ..............    1,942,619
-----------------------------------------------------------------------------------------------------------
              Net assets...................................................................... $215,114,571
===========================================================================================================

   The accompanying notes are an integral part of these financial statements.

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

                            STATEMENTS OF OPERATIONS
   For the Six Months Ended June 30, 1997 and the Year Ended December 31, 1996

================================================================================

                                                                                                   SIX MONTHS     YEAR ENDED
                                                                                                 ENDED JUNE 30,  DECEMBER 31,
                                                                                                      1997           1996
                                                                                                  (UNAUDITED)     (AUDITED)
------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares .............................................  $ 10,285,984   $  33,529,312
Expenses:
   Mortality and expense risk fees.............................................................       685,993       1,133,054
------------------------------------------------------------------------------------------------------------------------------
     Net investment income.....................................................................     9,599,991      32,396,258
------------------------------------------------------------------------------------------------------------------------------
Net  realized  gains  (losses) and  unrealized  appreciation  (depreciation)  of investments in portfolio shares:
   Net realized gains on sales of investments in portfolio shares .............................       797,342       1,468,389
   Net change in unrealized appreciation (depreciation) of investments in portfolio shares.....    (1,162,557)     17,278,325
------------------------------------------------------------------------------------------------------------------------------
     Net gain (loss) on investments in portfolio shares .......................................      (365,215)     18,746,714
------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets from operations .............................................  $  9,234,776   $  51,142,972
==============================================================================================================================


                       STATEMENTS OF CHANGES IN NET ASSETS
               For the Six Months Ended June 30, 1997 and the Year
                             Ended December 31, 1996

==============================================================================================================================

                                                                                                  SIX MONTHS      YEAR ENDED
                                                                                                ENDED JUNE 30,   DECEMBER 31,
                                                                                                     1997           1996
                                                                                                  (UNAUDITED)     (AUDITED)
------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income ......................................................................  $  9,599,991   $  32,396,258
   Net realized gains on sales of investments in portfolio shares .............................       797,342       1,468,389
   Net change in unrealized appreciation (depreciation) of investments in portfolio shares ....    (1,162,557)     17,278,325
------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from operations ...............................................     9,234,776      51,142,972
------------------------------------------------------------------------------------------------------------------------------
Changes from principal transactions:
   Net contract purchase payments .............................................................    12,091,031      20,830,794
   Contract redemptions .......................................................................    (5,994,540)    (10,807,460)
   Net transfers from fixed account ...........................................................     1,593,507       4,929,986
------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from principal transactions ...................................     7,689,998      14,953,320
------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets .............................................................    16,924,774      66,096,292
------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................................................   198,189,797     132,093,505
------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period (Note 6) .....................................................  $215,114,571   $ 198,189,797
==============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 1997
                                   (UNAUDITED)
================================================================================

(1)  GENERAL

   Great American Reserve Variable Annuity Account C ("Account C") was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. The operations of Account C are included in the operations of Great American Reserve Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

   Effective May 1, 1993, Account C was restructured into a single unit investment trust and invested solely in shares of the portfolios of the Conseco Series Trust. Currently the following investment options are available (effective dates in parenthesis):

THE ALGER AMERICAN FUND
   Leveraged AllCap Portfolio (June 1, 1995)
   Small Capitalization Portfolio (June 1, 1995)
   Growth Portfolio (May 1, 1997)
   MidCap Growth Portfolio (May 1, 1997)

BERGER  INSTITUTIONAL  PRODUCTS  TRUST (MAY 1, 1997)
   100 Fund
   Growth and Income Fund
   Small Company Growth Fund
   BIAM International Fund

AMERICAN CENTURY VARIABLE PRODUCTS, INC. (MAY 1, 1997)
   Value Fund
   International Fund

CONSECO SERIES TRUST
   Asset Allocation Portfolio
   Common Stock Portfolio
   Corporate Bond Portfolio
   Government Securities Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (JUNE 1, 1995) DREYFUS STOCK INDEX FUND (JUNE 1, 1995)
FEDERATED INSURANCE SERIES  (JUNE 1, 1995)
   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II

JANUS ASPEN SERIES  (JUNE 1, 1997)
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

NEUBERGER & BERMAN ADVISERS  MANAGEMENT TRUST (MAY 1, 1997)
   Limited Maturity Bond
   Portfolio Partners Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC. (MAY 1, 1997)
   Growth II Fund

STRONG SPECIAL II FUND (MAY 1, 1997)

THE VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Hard Assets Fund
     (formerly Gold and Natural Resources Fund) (June 1, 1997)
   Worldwide Bond Fund (June 1, 1997)
   Worldwide Emerging Markets Fund (May 1, 1997)

   Van Eck Worldwide Insurance Trust terminated the Worldwide Hard Assets Fund on May 1, 1997 and the Gold and Natural Resources Fund was renamed the Worldwide Hard Assets Fund. The remaining units in the terminated fund relate to contract owners who have not transferred out.

(2) SUMMARY OF SIGNIFICANT
    ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments which are restricted as to resale.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account C as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account C and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

   Annuity payment reserves for contracts under which contract owners are receiving periodic retirement payments are computed according to the Progressive Annuity Mortality Table. The assumed net investment rate is equal to the assumed rate of accumulation. The annuity unit values for periodic retirement payments were as shown below:

                                                      JUNE 30,     DECEMBER 31,
                                                        1997           1996
-------------------------------------------------------------------------------

Conseco Series Trust:
   Common Stock Portfolio
     Qualified .................................       $5.943         $5.793
     Nonqualified ..............................        5.503          5.363
   Corporate Bond Portfolio
     Qualified .................................        4.723          4.630
   Money Market Portfolio
     Qualified .................................        1.007          1.003
Janus Aspen Worldwide Growth ...................        1.340          1.139
================================================================================

USE OF ESTIMATES

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

                                  June 30, 1997
                                   (UNAUDITED)
================================================================================

(3) PURCHASES AND SALES OF
     INVESTMENTS IN PORTFOLIO SHARES

   The aggregate costs of purchases of investments in portfolio shares were $25,699,359 and $59,138,584 for the six months ended June 30, 1997 and for the year ended December 31, 1996, respectively. The aggregate proceeds from sales of investments in portfolio shares were $8,542,275 and $11,667,690 for the six months ended June 1997 and for the year ended December 31, 1996, respectively.

(4)  DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

   The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the Conseco Series Trust Common Stock, Corporate Bond, and Money Market portfolios which are 0.64%, 0.74% and 0.99% respectively. These fees were $685,993 and $1,133,054 for the six months ended June 30, 1997 and for the year ended December 31, 1996, respectively.

   Pursuant to an agreement between Account C and the Company (which may be terminated by the Company), the Company provides sales and administrative services to Account C, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8.00 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25.

   Under group contracts no longer being sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners.

   Sales and administrative charges were $64,774 and $146,545 for the six months ended June 30, 1997 and for the year ended December 31, 1996, respectively.

(5)  OTHER TRANSACTIONS WITH AFFILIATES

   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

(6)  NET ASSETS

   Net assets consisted of the following at June 30, 1997:

================================================================================
Proceeds from the sales of units since organization,
   less cost of units redeemed ................................     $ 71,082,556
Undistributed net investment income ...........................       83,402,809
Undistributed net realized gains on sales of investments
                                                                      34,495,977
Net unrealized appreciation of investments ....................       26,133,229
--------------------------------------------------------------------------------
     Total net assets .........................................     $215,114,571
================================================================================

                        CONSECO CAPITAL MANAGEMENT, INC.

================================================================================
REPORT FROM
THE PRESIDENT

   Dear Contract Owner:

   The performance of the Conseco Series Trust for Great American Reserve Variable Account C for the first six months of 1997 is presented below:

                                                                   MORNINGSTAR
                                                  SIX MONTHS       SIX MONTHS
                                                     ENDED           ENDED
                                                    JUNE 30,        JUNE 30,
PORTFOLIO                                             1997          1997 (1)
================================================================================
Asset Allocation ............................         5.54%          12.56%
Common Stock ................................         4.02%           9.64%
Corporate Bond ..............................         3.57%           2.40%
Government Securities .......................         2.37%           2.11%
Money Market ................................         2.04%           1.89%
--------------------------------------------------------------------------------
Note: Past performance is not indicative of future results.

(1) Average Accumulation Unit Value Total Return for each respective peer group from Morningstar Variable Annuity/Life Performance Report through 6/30/97.

   The stock market continues on a torrid pace. After back-to-back returns of 37.54% and 22.95% for 1995 and 1996, by the Standard & Poor's 500 ("S&P 500"),
during the first six months of 1997 has the S&P 500 up 20.60%. Yet the broad market, while still showing solid returns, has not kept pace with the elusive S&P 500 benchmark. There is a significant gulf in returns between large capitalization stocks and small capitalization stocks. This divergence has persisted for well over a year and according to BARRON'S magazine (May 5, 1997), we have not seen such divergence since 1937.

   What has occurred in our stock market is exactly what Federal Reserve Chairman Greenspan feared when he was preparing the markets for an increase in short-term interest rates last March: that the exuberance of an asset inflation could work its way into the economy. In fact, one can argue that the inflation of stock prices is helping to drive the economy. The stock market has become the defining event of the 1990s, permeating every aspect of our lives. Consumers' balance sheets have been significantly strengthened, and their retirement is less dependent on the shrinking government safety net. When combined with the cozy job and income picture, it should be no surprise that consumer confidence is at 30-year highs.

   Given the decline in the level of interest rates and the emphasis in the stock market, we believe the financial markets are unprepared, both from a fundamental and technical standpoint, for what the next couple of quarters will bring. There is likely to be a re-assessment of market complacency in the months ahead in response to an economic rebound following the pause in the second quarter. We continue to believe that the next move in the Federal Fund interest rate is likely to be upward, and that the case for a tightening could become clear very quickly if the economy rebounds during the summer. However, at this stage, we do not expect a repeat of 1994, where multiple increases by the Federal Reserve Board had a significant impact on fixed income valuations.

   Longer term, however, we are very encouraged by the position of the economy. The catalyst in this expansion is capital investment--investment in information technology which will continue to help in improvements in productivity. We expect the consumer to remain very sound given the growth in wages and wealth creation, decreased unemployment, and soaring consumer confidence levels.

   Sincerely,


   /S/  Maxwell E. Bublitz
   ------------------------------------------
   Maxwell E. Bublitz
   President


REPORT FROM THE
ASSET ALLOCATION PORTFOLIO ADVISERS

   During the first half of 1997, we maintained roughly a 60-40 split between stocks and bonds. While we have conceded that the equity market was not cheap toward the end of 1996, we have not deviated significantly from the asset mix we held throughout last year.

   There is significant dispersion between the performance of large capitalization and small capitalization stocks, with the large caps outperforming so far this year. Yet, we have continued to find opportunities to invest in the equity area. If it becomes more difficult to uncover equity investment opportunities, we would consider reducing our overall exposure to stocks.

   Within the fixed income portion of the portfolio, we have had very strong performance this year from the high-yield sector. Our strategy is to use high yield bonds in combination with investment grade securities to provide a higher level of income to the portfolio. Looking ahead, we may increase the allocation to convertible bonds as relative value improves and investment opportunities within the sector are identified.


   /s/ Gregory J. Hahn, CFA                      /s/   Thomas J. Pence
   ----------------------------------            -------------------------------
   Gregory J. Hahn, CFA                          Thomas J. Pence
   Senior Vice President                         Vice President
   Portfolio Manager                             Portfolio Manager

                        CONSECO CAPITAL MANAGEMENT, INC.

================================================================================

REPORT FROM THE
COMMON STOCK PORTFOLIO ADVISER

   Having just completed the second quarter of 1997, we have to admit that even from our fully-engaged vantage point, it was quite a ride! Seldom in the history of the market have investors been able to witness such extreme divergence and still been able to preserve (and even increase) the value of their portfolios. To begin with, investor sentiment (as measured by Investor's Intelligence), moved from 83% bullish in mid-January to only 31.9% by April 18. This was the lowest reading in this popular survey in over 3 1/2 years and it came on the heels of a Federal Reserve Board (the "Fed") rate hike in late March that led investors to fear that the Fed had begun a long and painful process of slowing the economy and the market. In retrospect however, this excessive pessimism proved to be just another great entry point, as the market began a 20% rally for the balance of the quarter after economic data pointed to a deceleration in Gross National Product, led by weakening consumer spending. Also, as a continuation of a previously mentioned anomaly, the performance of the Standard & Poor's 500 ("S&P 500") continued to surge ahead of almost everything else in the market, led by the persistent capital flows into index funds. As a point of reference, the Vanguard Index 500 Fund (one of the largest and more popular index mutual funds) experienced nearly $9 billion in new inflows in the first six months of 1997. This inflow alone exceeded the total invested assets of the fund five years ago when net assets were $8.5 billion, well below the nearly $39 billion invested in the fund today. It's no wonder we hear about one active manager after another throwing in the towel and abandoning a long-standing investment strategy in favor of "index hugging."

   During the quarter, the S&P 500 returned 17.45%, slightly ahead of the Russell 2000 return of 16.21%. As mentioned above, the solid performance posted by the Russell 2000 occurred mostly in May after small cap stocks became extremely over-sold in April. On a year-to-date basis, the S&P 500 is up 20.60%, still well ahead of the Russell (+10.4%) and much of the broader market. The Common Stock Portfolio, not including separate account expenses, returned 14.27% for the quarter and 4.36% for the first half of the year. The gains in the market in the large cap sectors were mostly in cyclicals, such as truckers and machines, but strong returns were also posted in technology and networking stocks which rebounded off of April lows, and in software and the drug companies. The rally in small caps in May was led by technology issues, which bore the brunt of the March-April sell-off, and in health care, consumer and energy sectors. Some of the quarter's worst returns were experienced in gold producers, oil exploration and production companies, utilities and restaurants.

   Our activity during the quarter was driven by our efforts to take advantage of the weakness in April and increase our mix of more liquid names at depressed levels. This resulted in a slightly larger capitalization mix by the quarter-end, with 10% of our model portfolio in large cap names (mostly financials), 62% in mid-cap and 28% in small-cap (we held 35% in small-caps at the end of the last quarter). Some of the names added in the quarter were energy issues such as BJ Services, Kinder Morgan Energy, technology issues such as Andrew Corp., Kulicke & Soffa, Exar and Dynatech and other names such as Great Lakes Chemical, Dentsply, Rouse and Hasbro. On the selling side, we exited Cellstar, one of our larger holdings with a nearly 70% gain and used strength in names such as Quantum Corp., Med Partners, and Apache to generate cash for new commitments. Lastly, we exited Finish Line and Footstar after growing pains by Nike caused the fundamentals in athletic footwear retailing to turn negative.

   Going forward, we plan to stay diligently focused on our bottom-up discipline of uncovering growing businesses that can still be purchased at reasonable valuations. Although we are not going to concern ourselves with the direction of the market over the balance of 1997, we have to admit that further progress in the S&P 500 from here seems difficult. To continue to advance, the market must rationalize even higher price to earnings ratios than we have today, which are quite high by historical measures. Whatever the course of the second half, we will keep a watchful eye for excessive speculation. If such conditions materialize, we will not hesitate to take gains when our stocks become overvalued and sit on the sidelines until more great buying opportunities present themselves.

   /s/ Tom Pence
   ---------------------------------------
   Tom Pence
   Vice President
   Portfolio Manager



REPORT FROM THE
CORPORATE BOND PORTFOLIO ADVISER

   Through the first half of 1997, the fixed income markets have traded in a very narrow range. In spite of strong economic growth, the downward trend in bond yields has continued through the second quarter based on the market's belief that inflation will not be a concern. The Federal Open Market Committee, which raised short term rates 25 basis points in March, has left interest rates to drift with the market's currents through the second quarter. However, given the healthy economy, the very tight labor markets and fairly tame price pressures, there is concern of the potential for a pick-up in inflation later in the year.

   The portfolio continues to maintain a healthy exposure to the Bank/Finance and Industrial sectors. As an example of the type of security we have been investing in, we purchased the debt of First USA Bank based on its pending merger with higher rated Banc One Corporation. We expect to see incremental returns once First USA Bank is upgraded after the merger closes. Salomon Brothers continues to be one of the largest holdings and our Brokerage analyst, Rob Cook, is impressed with the string of profitable quarters which the company has reported over the past two years. In the industrial sector, we purchased TransOcean Offshore, an oil and gas exploration company which we believe is cheap to its current ratings. In the utility area, we purchased NRG Energy, an independent power producer which is a wholly-owned subsidiary of Northern States Power.

   While the mortgage-backed securities sector generally appears fully valued, we have increased portfolio exposure to the Asset-Backed Securities ("ABS") sector. We continue to utilize ABS in the shorter portion of the portfolio where we believe certain ABS offer excellent relative value. Recently, we invested in GreenTree 97-B-B which is collateralized by consumer loans. We also added to our position in New York City Tax Lien 96-1-B which continues to offer excellent value shorter portion of the fixed income market
 .
   While there is not a significant yield advantage in corporate securities relative to U.S. Treasury yields, we believe there is value in certain taxable municipal bonds. This sector has been a growing part of the portfolio and we have recently added Mississippi Hospital Equipment and Facilities Authority and Tulane University which is insured by the Mutual Bond Insurance Association.

   Our style has been to maintain a level of interest rate exposure consistent with the general market and add incremental return by investing in specific securities which are considered to be undervalued. This style has held up well over the past six months, as well as over longer time frames.


   /s/  Gregory J. Hahn
   ---------------------------------
   Gregory J. Hahn, CFA
   Senior Vice President
   Portfolio Manager

                        CONSECO CAPITAL MANAGEMENT, INC.

================================================================================

REPORT FROM THE
GOVERNMENT SECURITIES PORTFOLIO ADVISER

   The Government Securities Portfolio has taken a pragmatic approach in addressing the lower volatility in the bond market. The addition of higher coupon agency debt and taxable municipal debt has increased coupon income to the fund. The liquidity of both these subsectors is quite good, and they contribute significantly to overall performance. The essence of performance when the portfolio is invested at a similar duration as the benchmark is dependent on security selection. To that end, our efforts have been concentrated on that area in the last quarter. Our guarded stance toward interest rates at this juncture has increased the appeal of higher coupon mortgage-backed securities.

   In the coming quarter, we expect to maintain our conservative stance and duration. We would also expect to increase income via the purchase of additional taxable municipal bonds, mortgage-backed securities, and U.S. agency debt. A portion of the securities held in the portfolio will continue to be U.S. Treasury bonds. Lightly traded U.S. Government bonds will continue to hold our attention. The benefit of using this type of security rests on the higher yields available than on heavily traded bonds.

   In a market as efficient as the government bond market, the difficulty of finding mispriced securities can be challenging. However, by accessing agency or municipal debt, opportunities from time to time present themselves. This mispricing phenomenon may come in the form of structure, credit or liquidity.


   /s/ G. Nolan Smith
   ---------------------------------------
   G. Nolan Smith
   Vice President
   Portfolio Manager



REPORT FROM THE
MONEY MARKET PORTFOLIO ADVISER

   During the first half of 1997, the Federal Open Market Committee ("FOMC") met three times to discuss the economic outlook and the implementation of monetary policy. In March, The Federal Reserve raised the Federal Funds target rate ("target rate") to a 5.50% discount, and most banks raised their prime rate to 8.5%. The Federal Reserve's argument that higher wage pressures which could lead to higher prices was reiterated for the increase. Price inflation was subdued while the core numbers for the Consumer Pricing Index ("CPI") reached a .2% level and the core Producer Pricing Index ("PPI") reached a -.1% level in the month of February. The meeting on May 20, 1997, suggested that economic activity has expanded at a slower rate than 1996 and early 1997. This information led the Federal Reserve to leave the target rate unchanged at 5.50%.

   Some of the highlights of the first half were low unemployment, weak price inflation, and quarter end pressures. Unemployment inched downward from 4.9% in April to 4.8% in May which led to concerns over rising inflation. These concerns were eased after the CPI and PPI numbers showed moderate increases in the prices of goods. Both indexes were held down by lower energy prices. The CPI and PPI core numbers, which exclude volatile food and energy prices, also rose at a moderate pace as compared to the previous year.

   Quarter-end pressures from brokers who needed to liquidate their inventory lead to increased yields in short-term securities. Top tier Commercial Paper traded over the quarter end at a 6.20% discount, as compared to a target of 5.50%. This pressure is caused by brokers needing to liquidate inventory from their balance sheets for the quarter-end.

   The Federal Reserve Bank of Philadelphia's survey outlook for the U.S. economy in the second half predicted slower growth and tame inflation. The survey showed an economy that will expand at a 2.4% annual pace as compared to the 5.8% annual pace in the first quarter. Commercial paper discounts are relatively flat going out six to nine months reflecting no current pressures to tighten or ease the target rate.

   The portfolio achieved a 2.78% gross return, versus the benchmark return of 2.76%. The benchmark used for the portfolio is weighted by a combination of 75% of the commercial paper index and 25% of Payden & Rygel 1-Year Treasury Bill Index.

   Throughout the first half, Top-Tier 30-day commercial paper went from trading at a 5.09% discount on March 14, 1997, to a 6.20% discount on June 30,1997. The yield on the 3-month T-Bill varied between 4.835% and 5.397% and ended on June 30 at a 5.167% yield. The 1-year Bill went from yielding 5.422% on February 14,1997, to 6.069% on April 25, 1997.

   The objectives of the Money Market Portfolio have not changed. We attempt to balance safety, liquidity, and total return in managing a fully diversified portfolio of money market securities. These objectives are met by investing in United States Government and agency obligations, top-tier commercial paper, and highly rated short corporate debt.


   /s/ William F. Ficca
   ----------------------------------------
   William F. Ficca
   Portfolio Manager

                              CONSECO SERIES TRUST

                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 1997
                                   (UNAUDITED)
================================================================================

                                                    ASSET          COMMON      CORPORATE     GOVERNMENT     MONEY
                                                 ALLOCATION        STOCK         BOND        SECURITIES     MARKET
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
=====================================================================================================================
Assets:
   Investments in securities (cost or amortized
     cost - $19,351,874, $161,122,105,
     $18,720,222, $3,976,793, and
     $7,721,047, respectively) ................  $ 20,949,821  $181,795,940   $18,850,325  $  3,958,747  $  7,721,047
   Cash .......................................       258,882       139,366       783,638       176,217       120,180
   Accrued interest and dividends .............       166,803       171,065       333,811        42,457         8,154
   Receivable for securities sold .............     1,883,799    17,001,411     2,380,169       340,375       300,000
   Receivable for shares sold .................        41,799       480,519        10,043          --            --
---------------------------------------------------------------------------------------------------------------------
       Total assets ...........................    23,301,104   199,588,301    22,357,986     4,517,796     8,149,381
---------------------------------------------------------------------------------------------------------------------

Liabilities:
   Accrued expenses ...........................        13,033       122,317        11,346         2,352         2,975
   Payable for securities purchased ...........     2,195,898    14,478,392     3,152,718       517,505       297,354
   Payable for shares redeemed ................          --            --            --             228        18,440
---------------------------------------------------------------------------------------------------------------------
       Total liabilities ......................     2,208,931    14,600,709     3,164,064       520,085       318,769
---------------------------------------------------------------------------------------------------------------------
         Net assets (Note 5) ..................  $ 21,092,173  $184,987,592   $19,193,922   $ 3,997,711   $ 7,830,612
=====================================================================================================================

Shares outstanding (unlimited number of
  shares authorized) ..........................     1,551,030     8,617,808     1,921,976       335,873     7,830,612

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE .............................  $      13.60   $     21.47   $      9.99   $     11.90   $      1.00
=====================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                              CONSECO SERIES TRUST

                             STATEMENT OF OPERATIONS
                     For the Six Months Ended June 30, 1997
                                   (UNAUDITED)
================================================================================

                                                            ASSET        COMMON      CORPORATE   GOVERNMENT       MONEY
                                                         ALLOCATION      STOCK          BOND     SECURITIES       MARKET
                                                          PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
==========================================================================================================================
Investment income:
   Dividends............................................ $    29,651   $   439,649   $      --   $       --     $       --
   Amortization.........................................       1,053            --       1,843           --             --
   Interest.............................................     324,709       281,251     651,350      131,063        194,373
--------------------------------------------------------------------------------------------------------------------------

       Total investment income..........................     355,413       720,900     653,193      131,063        194,373
--------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees.............................      50,702       508,513      44,865        9,819          8,781
   Compensation expenses................................       7,447        66,922       7,077        1,510          2,831
   Custodial fees.......................................      11,647         8,274       6,525        4,023          3,163

   OTHER................................................      13,123       118,108      12,491        2,669          4,685
--------------------------------------------------------------------------------------------------------------------------
       Total expenses...................................      82,919       701,817      70,958       18,021         19,460
   Less: Expenses charged to the Adviser (Note 3).......      13,780        23,799       8,147        4,275          3,654
--------------------------------------------------------------------------------------------------------------------------

         Net expenses...................................      69,139       678,018      62,811       13,746         15,806
--------------------------------------------------------------------------------------------------------------------------

           Net investment income........................     286,274        42,882     590,382      117,317        178,567
--------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on sales of investments.....   1,150,678    19,563,237      81,987        3,243            (60)
--------------------------------------------------------------------------------------------------------------------------

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS:
   Beginning of period .................................   1,873,913    32,528,460      86,529       (9,879)            --
   End of period (Note 4)...............................   1,597,947    20,673,835     130,103      (18,045)            --
--------------------------------------------------------------------------------------------------------------------------
     Net change in unrealized appreciation
       (depreciation) of investments ...................    (275,966)  (11,854,625)     43,574       (8,166)            --
--------------------------------------------------------------------------------------------------------------------------
         Net realized and unrealized gains (losses)
           on investments ..............................     874,712     7,708,612     125,561       (4,923)           (60)
--------------------------------------------------------------------------------------------------------------------------
            Net increase in net assets from operations   $ 1,160,986  $  7,751,494   $ 715,943   $  112,394     $  178,507
==========================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                              CONSECO SERIES TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS
   For the Six Months Ended June 30, 1997 and the Year Ended December 31,1996
================================================================================


                                             ASSET ALLOCATION                COMMON STOCK                  CORPORATE BOND
                                                PORTFOLIO                     PORTFOLIO                       PORTFOLIO
                                        -------------------------------------------------------------------------------------------
                                         SIX MONTHS    YEAR ENDED     SIX MONTHS      YEAR ENDED      SIX MONTHS       YEAR ENDED
                                        ENDED JUNE 30, DECEMBER 31,  ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,    DECEMBER 31,
                                             1997         1996           1997             1996           1997             1996
                                         (UNAUDITED)    (AUDITED)     (UNAUDITED)      (AUDITED)      (UNAUDITED)       (AUDITED)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income .............. $    286,274   $   395,293   $      42,882   $      82,918   $     590,382    $   1,106,647
   Net realized gains (losses) on
      sales of investments ............    1,150,678     1,798,137      19,563,237      32,662,345          81,987           (5,075)
   Net change in unrealized
     appreciation (depreciation)
     of investments ...................     (275,966)    1,077,575     (11,854,625)             19          43,574         (277,156)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets
         from operations ..............    1,160,986     3,271,005       7,751,494      51,994,248         715,943          824,416
-----------------------------------------------------------------------------------------------------------------------------------
Net Income Equalization (Note 2) ......      (28,980)     (117,810)       (117,424)       (310,774)         (1,674)          (8,548)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net
   investment income and net
   realized short-term
   capital gains ......................     (890,141)   (1,838,944)     (9,534,374)    (26,591,735)       (673,306)      (1,100,232)
-----------------------------------------------------------------------------------------------------------------------------------
Distribution to shareholders from
  net realized
   long-term capital gains ............         --        (354,487)           --        (6,153,526)           --               --
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
   Net proceeds from sales of shares ..    4,273,613     5,671,987       9,932,851      15,914,256       2,171,302        2,840,237
   Net asset value of shares issued
      from reinvestment of dividends
      and distributions ...............      919,121     2,311,241       9,651,798      33,056,035         674,980        1,108,780
   Cost of shares redeemed ............   (1,074,632)   (1,794,161)     (4,029,243)     (6,211,539)     (1,156,663)      (2,247,681)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets from
         capital share transactions ...    4,118,102     6,189,067      15,555,406      42,758,752       1,689,619        1,701,336
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase in net assets .    4,359,967     7,148,831      13,655,102      61,696,965       1,730,582        1,416,972
Net assets, beginning of period .......   16,732,206     9,583,375     171,332,490     109,635,525      17,463,340       16,046,368
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period
             (Note 5)                   $ 21,092,173   $16,732,206    $184,987,592    $171,332,490     $19,193,922    $  17,463,340
====================================================================================================================================
Share data:
   Shares sold ........................      320,314       429,309         473,825         760,970         218,484          285,892
   Shares issued from reinvestment
     of dividends and distributions ...       71,623       174,386         496,759       1,553,738          67,973          111,611
   Shares redeemed ....................      (83,216)     (134,824)       (194,830)       (290,666)       (116,127)        (227,117)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in number of shares
         outstanding ..................      308,721       468,871         775,754       2,024,042         170,330          170,386
-----------------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                              Conseco Series Trust

  For the Six Months Ended June 30, 1997 and the Year Ended December 31, 1996

===============================================================================

                                                           GOVERNMENT SECURITIES              MONEY MARKET
                                                                 PORTFOLIO                     PORTFOLIO
                                                         --------------------------   ---------------------------
                                                           SIX MONTHS   YEAR ENDED     SIX MONTHS     YEAR ENDED
                                                         ENDED JUNE 30, DECEMBER 31,  ENDED JUNE 30,  DECEMBER 31,
                                                              1997         1996           1997            1996
                                                          (UNAUDITED)    (AUDITED)     (UNAUDITED)     (AUDITED)
=================================================================================================================
Changes from operations:
 Net investment income ...............................   $   117,317    $   257,382    $   178,567    $   288,886
 Net realized gains (losses) on sales of investments .         3,243         50,341            (60)            17
 Net change in unrealized depreciation
   of investments ....................................        (8,166)      (207,272)            --             --
-----------------------------------------------------------------------------------------------------------------
     Net increase in net assets from operations ......       112,394        100,451        178,507        288,903
-----------------------------------------------------------------------------------------------------------------
Net income equalization (Note 2) .....................           291          2,180             --             --
-----------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income
 and net realized short-term capital gains ...........      (125,847)      (254,150)      (178,507)      (288,903)
-----------------------------------------------------------------------------------------------------------------
Distribution to shareholders from net realized
 long-term capital gains .............................            --        (16,363)            --             --
-----------------------------------------------------------------------------------------------------------------
Capital share transactions:
   Net proceeds from sales of shares .................       294,593        282,122      5,572,162      4,844,730
   Net asset value of shares issued  from reinvestment
     of dividends and distributions ..................       125,556        268,333        178,507        288,903
   Cost of shares redeemed ...........................      (432,967)      (971,489)    (4,904,720)    (3,544,847)
-----------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       capital share transactions ....................       (12,818)      (421,034)       845,949      1,588,786
-----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......       (25,980)      (588,916)       845,949      1,588,786
Net assets, beginning of period ......................     4,023,691      4,612,607      6,984,663      5,395,877
-----------------------------------------------------------------------------------------------------------------
         Net assets, end of period (Note 5) ..........   $ 3,997,711     $4,023,691    $ 7,830,612    $ 6,984,663
=================================================================================================================
Share data:
 Shares sold .........................................        24,895         23,306      5,572,162      4,844,730
 Shares issued from reinvestment
   of dividends and distributions ....................        10,609         22,360        178,507
                                                                                                          288,903
 Shares redeemed .....................................       (36,543)       (81,432)    (4,904,720)    (3,544,847)
        Net increase (decrease) in number
          of shares outstanding ......................        (1,039)       (35,766)       845,949      1,588,786
=================================================================================================================

The accompanying notes are an integral part of these financial statements

                              CONSECO SERIES TRUST

                           ASSET ALLOCATION PORTFOLIO
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                  June 30, 1997
                                   (UNAUDITED)
================================================================================
    NUMBER
  OF SHARES                   SECURITY                                  VALUE
--------------------------------------------------------------------------------
            COMMON STOCKS
            (56.91% OF TOTAL INVESTMENTS) (a)
            AIR TRANSPORTATION (2.19%)
     5,800  Atlas Air, Inc. (b) .................................... $  200,100
     9,350  Comair Holdings, Inc. ..................................    258,873
                                                                     ----------
                                                                        458,973
                                                                     ----------
            AMUSEMENT AND RECREATION SERVICES (1.48%)
     7,100  Cedar Fair, L.P. .......................................    310,625
                                                                     ----------
            APPAREL AND ACCESSORY STORES (2.09%)
    11,000  Claire's Stores, Inc. ..................................    192,500
     4,900  Shoe Carnival, Inc. (b) ................................     49,000
     7,500  Stage Stores, Inc. (b) .................................    195,938
                                                                     ----------
                                                                        437,438
                                                                     ----------
            BUSINESS SERVICES (8.50%)
     8,800  Affiliated Computer Services, Inc. (b) .................    246,400
     8,050  Autodesk, Inc. .........................................    308,412
     3,450  CDI Corporation (b) ....................................    143,820
     9,600  Comdisco, Inc. .........................................    249,600
    10,000  IKOS Systems, Inc. (b) .................................    213,750
     9,200  Renters Choice, Inc. (b) ...............................    182,850
     9,205  Software Artistry, Inc. (b) ............................    146,129
    17,150  Sotheby's Holdings, Inc. ...............................    289,406
                                                                     ----------
                                                                      1,780,367
                                                                     ----------
            CHEMICALS AND ALLIED PRODUCTS (3.18%)
     4,300  The B.F. Goodrich Company ..............................    186,242
     4,850  Great Lakes Chemical Corporation .......................    254,019
     9,800  Serologicals Corporation (b) ...........................    225,400
                                                                     ----------
                                                                        665,661
                                                                     ----------
            COMMUNICATIONS BY PHONE, TELEVISION,
            RADIO, CABLE (2.99%)
     6,600  Emmis Broadcasting Corporation (b) .....................    287,925
    22,200  Tel-Save Holdings, Inc. (b) ............................    338,550
                                                                     ----------
                                                                        626,475
                                                                     ----------
            CONSTRUCTION--SPECIALIZED TRADES (0.80%)
     4,700  Dynatech Corporation (b) ...............................    168,025
                                                                     ----------

            DEPOSITORY INSTITUTIONS (2.30%)
     2,850  First Bank System, Inc. ................................    243,319
     4,250  Norwest Corporation ....................................    239,063
                                                                     ----------
                                                                        482,382
                                                                     ----------
            DURABLE GOODS--WHOLESALE (0.31%)
     1,800  Applied Industrial Technologies, Inc. ..................     64,800
                                                                     ----------
            ELECTRIC, GAS, WATER, COGENERATION,
            SANITARY SERVICES (0.43%)
     1,900  Kinder Morgan Energy Partners, L.P. ....................     91,200
                                                                     ----------
            ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (3.22%)
     7,700  Andrew Corporation (b) .................................    216,562
    12,305  Inter-City Products Corporation (b) ....................     66,902
     6,350  SBS Technologies, Inc. (b) .............................    146,844
     6,700  Semtech Corporation (b) ................................    244,550
                                                                     ----------
                                                                        674,858
                                                                     ----------
            ENGINEERING SERVICES, ACCOUNTING, MANAGEMENT (0.76%)
    12,950  Physician Support Systems, Inc. (b) ....................    158,638
                                                                     ----------
            FOOD STORES (1.29%)
    12,550  Casey's General Stores, Inc. ...........................    270,214
                                                                     ----------
            FURNITURE AND FIXTURES (1.23%)
    13,300  Furniture Brands International, Inc. (b) ...............    257,687
                                                                     ----------

            GENERAL MERCHANDISE STORES (1.93%)
    17,900  Ames Department Stores, Inc. (b) .......................    173,397
     8,450  Family Dollar Stores, Inc. .............................    230,263
                                                                     ----------
                                                                        403,660
                                                                     ----------
            HEALTH SERVICES (1.25%)
     7,300  Quorum Health Group, Inc. (b) ..........................    260,975
                                                                     ----------

            HOTELS, OTHER LODGING PLACES (1.35%)
    12,900  La Quinta Inns, Inc. ...................................    282,187
                                                                     ----------

            INDUSTRIAL, COMMERCIAL MACHINERY,
            COMPUTERS (1.84%)
     4,500  EMC Corporation (b) ....................................    175,500
     6,500  Kulicke and Soffa Industries, Inc. (b) .................    211,042
                                                                     ----------
                                                                        386,542
                                                                     ----------
            MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (3.19%)
     8,150  Analogic Corporation ...................................    277,100
     4,000  DENTSPLY International, Inc. ...........................    196,000
     3,050  SCI Systems, Inc. (b) ..................................    194,438
                                                                     ----------
                                                                        667,538
                                                                     ----------

            MISCELLANEOUS MANUFACTURING (0.61%)
     4,500  Hasbro, Inc. ...........................................    127,687
                                                                     ----------

            MISCELLANEOUS RETAIL (1.24%)
     6,750  Brylane Inc. (b) .......................................    260,293
                                                                     ----------

            MOTION PICTURES, FILMS (1.04%)
    49,250  Video Update, Inc. (b) .................................    218,522
                                                                     ----------

            MOTOR FREIGHT TRANSPORTATION, WAREHOUSES (0.89%)
    12,000  American Freightways Corporation (b) ...................    187,500
                                                                     ----------

            OIL AND GAS EXTRACTION (1.88%)
     3,300  BJ Services Company (b) ................................    176,962
    10,300  Oryx Energy Company (b) ................................    217,588
                                                                     ----------
                                                                        394,550
                                                                     ----------
            PAPER AND ALLIED PRODUCTS (1.90% )
     5,800  Schweitzer-Mauduit International, Inc. .................    217,500
     2,150  St. Joe Corporation ....................................    180,063
                                                                     ----------
                                                                        397,563
                                                                     ----------
            PERSONAL SERVICES (0.89%)
     7,200  CUC International Inc. (b) .............................    185,846
                                                                     ----------
            PRINTING, PUBLISHING AND ALLIED (1.19%)
     9,500  New England Business Service, Inc. .....................    249,964
                                                                     ----------
            REAL ESTATE OPERATORS, AGENTS, MANAGERS (1.83%)
     5,850  Fairfield Communities, Inc. (b) ........................    196,706
     6,300  The Rouse Company ......................................    185,850
                                                                     ----------
                                                                        382,556
                                                                     ----------

            RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS (1.09%)
     4,900  Reebok International Ltd. ..............................    229,075
                                                                     ----------

            SECURITY AND COMMODITY BROKERS (2.33%)
     3,400  Franklin Resources, Inc. ...............................    246,711
     9,300  New England Investment Companies, L.P. .................    240,638
                                                                     ----------
                                                                        487,349
                                                                     ----------
                                   (Continued)

                              CONSECO SERIES TRUST

                           ASSET ALLOCATION PORTFOLIO
                STATEMENT OF INVESTMENTS IN SECURITIES--CONTINUED
                                  June 30, 1997
                                   (UNAUDITED)
================================================================================
    NUMBER
  OF SHARES                   SECURITY                                  VALUE
--------------------------------------------------------------------------------
            TRANSPORTATION EQUIPMENT (1.69%)
    11,600  Coltec Industries Inc. (b) ............................. $  226,200
     8,100  Kellstrom Industries, Inc. (b) .........................    127,575
                                                                     ----------
                                                                        353,775
                                                                     ----------
            TOTAL COMMON STOCKS (COST $ 10,532,389) .................11,922,925
                                                                     ----------
            PREFERRED STOCKS
            (2.07% OF TOTAL INVESTMENTS) (a)

            MOTION PICTURES, FILMS (2.07%)
       393  Time Warner Companies, Inc.,
            10.25%, Series M, Callable , ...........................    433,774
                                                                     ----------
            TOTAL PREFERRED STOCKS (COST $ 350,000) ................    433,774
                                                                     ----------
            WARRANTS
            (0.13 % OF TOTAL INVESTMENTS) (A)

             COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (0.13%)
     2,000  Microcell Telecommunications Inc.,
              (144A), 12/31/97 .....................................     25,000
     2,000  Microcell Telecommunications Inc., (144A), 12/31/97 ....      1,250
                                                                     ----------
                                                                         26,250
                                                                     ----------
            TOTAL WARRANTS (COST $ 26,250)..........................     26,250
                                                                     ----------

PRINCIPAL
 AMOUNT                     SECURITY                                     VALUE
================================================================================
            CORPORATE BONDS
            (36.12% OF TOTAL INVESTMENTS) (a)

            APPAREL AND OTHER FINISHED PRODUCTS (0.49%)
  $100,000  Guess?, Inc., 9.500%, due 08/15/2003 ..................     102,125
                                                                     ----------

            AUTO REPAIR AND PARKING (0.96%)
   200,000  Amerco -MTN, 7.470%, due 01/15/2027 ....................    201,750
                                                                     ----------

            COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (3.51%)
   190,000  Continental Cablevision, Inc., 9.000%, due 09/01/2008 ..    213,275
   500,000  Microcell Telecommunications Inc.,
            144A), 0.000%, due 06/01/2006 ..........................    307,500
   200,000  Peoples Telephone Co., Inc., 12.250%, due 07/15/2002 ...    214,750
                                                                     ----------
                                                                        735,525
                                                                     ----------
            DEPOSITORY INSTITUTIONS (4.69%)
   200,000  Anchor Bancorp, Inc., 8.9375%, due 07/09/2003 ..........    207,500
   500,000  Dime Capital Trust I, 9.330%, due 05/06/2027 ...........    518,125
   250,000  Centura Capital Trust I (144A), 8.845%,
            due 06/01/2027 .........................................    257,475
                                                                     ----------
                                                                        983,100
                                                                     ----------
            DURABLE GOODS - WHOLESALE (1.50%)
   300,000  Pioneer Standard Electronics Inc.,
            8.500%, due 08/01/2006 .................................    313,500
                                                                     ----------
            EATING AND DRINKING PLACES (0.92%)
   200,000  USI American Holdings Inc.(144A),
            7.250%, due 12/01/2006 .................................    192,500
                                                                     ----------
            ELECTRIC, GAS, WATER, COGENERATION,
            SANITARY SERVICES (3.14%)
     7,000  System Energy Resources Inc.,
            1.375%, due 09/01/2016 .................................      7,000
   300,000  MCN Financing VI (144A),
            850%, due 10/28/1999 ...................................    301,911
   350,000  NRG Energy Inc. (144A),
            500%, due 06/15/2007 ...................................    348,250
                                                                     ----------
                                                                        657,161
                                                                     ----------
            FOOD AND KINDRED PRODUCTS (1.91%)
   200,000  RJR Nabisco Inc., 8.250%, due 07/01/2004 ...............    197,750
   200,000  RJR Nabisco Inc., 8.750%, due 08/15/2005 ...............    202,250
                                                                     ----------
                                                                        400,000
                                                                     ----------
            HOME FURNITURE AND EQUIPMENT STORES (2.40%)
   500,000  MacSaver Financial Services, 7.875%, due 08/01/2003 ....    503,125
                                                                     ----------

            INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (1.05%)
   200,000  Unisys Corporation (144A),
            12.000%, due 04/15/2003, Series B  .....................    219,000
                                                                     ----------

            INSURANCE COMPANIES (0.59%)
   100,000  Delphi Financial, 8.000%, due 10/01/2003 ...............    101,000
   100,000  Home Holdings, Inc., 8.625%, due 12/15/2003 ............     23,000
                                                                     ----------
                                                                        124,000
                                                                     ----------

            LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (1.11%)
   250,000  Uniforet Inc.(144A), 11.125%, due 10/15/2006 ...........    232,500
                                                                     ----------

            MINING--METALS AND ORES (0.98%)
   200,000  Freeport-McMoran Resource Partners, L. P.,
            8.750%, due 02/15/2004 .................................    205,750
                                                                     ----------

            MISCELLANEOUS RETAIL (0.98%)
   200,000  Phar-Mor Inc., 11.720%, 09/11/2002 .....................    205,500
                                                                     ----------

            NON-DEPOSITORY CREDIT INSTITUTIONS (2.95%)
   600,000  First USA Bank, 7.650%, due 08/01/2003 .................    618,750
                                                                     ----------

            OIL AND GAS EXTRACTION (2.44%)
   500,000  Petrozuata Finance Inc. (144A), 8.220%,
             due 04/01/2017   ......................................    509,990
                                                                     ----------
            PAPER AND ALLIED PRODUCTS (0.51%)
   100,000  Westvaco Corporation, 10.300%, due 01/15/2019 ..........    106,250
                                                                     ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) (0.95%)
   200,000  Carr America (144A), 7.200%, due 07/01/2004 ............    199,890
                                                                     ----------

            SECURITY AND COMMODITY BROKERS (0.72%)
    55,000  Lehman Brothers Inc., 7.375%, due 01/15/2007 ...........     55,206
   100,000  Salomon Inc. Series C - MTN, 6.500%, due 08/15/2003 ....     96,375
                                                                     ----------
                                                                        151,581
                                                                     ----------
            STONE, CLAY, GLASS, CONCRETE (1.01%)
   200,000  USG Corporation, 9.250%, due 09/15/2001 ................    211,000
                                                                     ----------
            TEXTILE MILL PRODUCTS (1.05%)
   200,000  Polysindo International Finance Company,
            11.375%, due 06/15/2006 ................................    220,000
                                                                     ----------

            TRANSIT AND PASSENGER TRANSPORTATION (1.20%)
   250,000  Coach USA, Inc. (144A), 9.375%, due 07/01/2007 .........    251,875
                                                                     ----------

            TRANSPORTATION EQUIPMENT (1.06%)
   200,000  Rohr Inc., 11.625%, due 05/15/2003 .....................    222,000
                                                                     ----------
            TOTAL CORPORATE BONDS (COST $7,443,235).................  7,566,872
                                                                     ----------
            COMMERCIAL PAPER
            (4.77% OF TOTAL INVESTMENTS)

            NON-DEPOSITORY CREDIT INSTITUTIONS (4.77%)
1,000,000   American General Capital Services Inc.,
            6.200%, due 07/01/1997 ................................   1,000,000
                                                                    -----------
            TOTAL COMMERCIAL PAPER (COST $1,000,000)...............   1,000,000
                                                                    -----------
            TOTAL INVESTMENTS IN SECURITIES
            (COST $ 19,351,874) (C)................................  $20,949,821
                                                                    -----------
----------
(a) Using Standard Industrial Codes prepared by the Technical Committee on Industrial Classifications.
(b) Non-dividend paying common stock.
(c) Cost also represents cost for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

                              CONSECO SERIES TRUST

                             COMMON STOCK PORTFOLIO
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                  June 30, 1997
                                   (UNAUDITED)
================================================================================
 NUMBER
OF SHARES                   SECURITY                                    VALUE
-------------------------------------------------------------------------------

             COMMON STOCKS
            (96.75% OF TOTAL INVESTMENTS) (a)

            AIR TRANSPORTATION (3.73%)
    86,300  Atlas Air, Inc. (b) .................................... $2,977,350
   137,500  Comair Holdings, Inc. ..................................  3,806,963
                                                                    -----------
                                                                      6,784,313
                                                                    -----------
            AMUSEMENT AND RECREATION SERVICES (2.52%)
   104,750  Cedar Fair, L.P. .......................................  4,582,812
                                                                    -----------
            APPAREL AND ACCESSORY STORES (3.48%)
   161,500  Claire's Stores, Inc. ..................................  2,826,250
    69,900  Shoe Carnival, Inc. (b) ................................    699,000
   107,900  Stage Stores, Inc. (b) .................................  2,818,887
                                                                    -----------
                                                                      6,344,137
                                                                    -----------
            BUSINESS SERVICES (14.74%)
   131,950  Affiliated Computer Services, Inc. (b) .................  3,694,600
   122,900  Autodesk, Inc. .........................................  4,708,544
    49,050  CDI Corporation (b) ....................................  2,044,747
   142,500  Comdisco, Inc. .........................................  3,705,000
   147,200  IKOS Systems, Inc. (b) .................................  3,146,400
   132,900  Renters Choice, Inc. (b) ...............................  2,641,387
   165,020  Software Artistry, Inc. (b) ............................  2,619,692
   250,900  Sotheby's Holdings, Inc. ...............................  4,233,938
                                                                    -----------
                                                                     26,794,308
                                                                    -----------
            CHEMICALS AND ALLIED PRODUCTS (5.33%)
    62,000  The B.F. Goodrich Company ..............................  2,685,344
    70,800  Great Lakes Chemical Corporation .......................  3,708,150
   143,000  Serologicals Corporation (b) ...........................  3,289,000
                                                                    -----------
                                                                      9,682,494
                                                                    -----------
            COMMUNICATIONS BY PHONE, TELEVISION,
            RADIO, CABLE (5.21%)
    96,550  Emmis Broadcasting Corporation (b) .....................  4,211,994
   344,750  Tel-Save Holdings, Inc. (b) ............................  5,257,438
                                                                    -----------
                                                                      9,469,432
                                                                    -----------
            CONSTRUCTION--SPECIALIZED TRADES (1.38%)
    70,100  Dynatech Corporation (b) ...............................  2,506,075
                                                                    -----------
             DEPOSITORY INSTITUTIONS (3.88%)
    41,850  First Bank System, Inc. ................................  3,572,944
    62,000  Norwest Corporation ....................................  3,487,500
                                                                    -----------
                                                                      7,060,444
                                                                    -----------
            DURABLE GOODS -- WHOLESALE (0.54%)
    27,450  Applied Industrial Technologies, Inc. ..................    988,200
                                                                    -----------
            ELECTRIC, GAS, WATER, COGENERATION,
            SANITARY SERVICES (0.76%)
    28,700  Kinder Morgan Energy Partners, L.P. ....................  1,377,600
                                                                    -----------

            ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (5.45%)
   113,800  Andrew Corporation (b) .................................  3,200,625
   178,980  Inter-City Products Corporation (b) ....................    973,114
    93,500  SBS Technologies, Inc. (b) .............................  2,162,188
    97,900  Semtech Corporation (b) ................................  3,573,350
                                                                    -----------
                                                                      9,909,277
                                                                    -----------

            ENGINEERING SERVICES, ACCOUNTING
            MANAGEMENT (1.22%)
   181,750  Physician Support Systems, Inc. (b) ....................  2,226,438
                                                                    -----------
            FOOD STORES (2.17%)
   183,500  Casey's General Stores, Inc. ...........................  3,950,939
                                                                    -----------
            FURNITURE AND FIXTURES (2.10%)
   196,900  Furniture Brands International, Inc. (b) ...............  3,814,938
                                                                    -----------
            GENERAL MERCHANDISE STORES (3.26%)
   262,800  Ames Department Stores, Inc. (b) .......................  2,545,744
   124,050  Family Dollar Stores, Inc. .............................  3,380,363
                                                                    -----------
                                                                      5,926,107
                                                                    -----------
            HEALTH SERVICES (2.03%)
   103,300  Quorum Health Group, Inc. (b) ..........................  3,692,975
                                                                    -----------
            HOTELS, OTHER LODGING PLACES (2.32%)
   192,550  La Quinta Inns, Inc. ...................................  4,212,031
                                                                    -----------
            INDUSTRIAL, COMMERCIAL MACHINERY,
            COMPUTERS (3.07%)
    65,000  EMC Corporation (b) ....................................  2,535,000
    94,000  Kulicke and Soffa Industries, Inc. (b) .................  3,051,992
                                                                    -----------
                                                                      5,586,992
                                                                    -----------

            MEASURING INSTRUMENTS, PHOTO GOODS,
            WATCHES (5.37%)
   119,000  Analogic Corporation ...................................  4,046,000
    58,550  DENTSPLY International Inc. ............................  2,868,950
    44,600  SCI Systems, Inc. (b) ..................................  2,843,250
                                                                    -----------
                                                                      9,758,200
                                                                    -----------
            MISCELLANEOUS MANUFACTURING (1.03%)
    66,050  Hasbro, Inc. ...........................................  1,874,169
                                                                    -----------
            MISCELLANEOUS RETAIL (2.10%)
    99,050  Brylane Inc. (b) .......................................  3,819,566
                                                                    -----------
            MOTION PICTURES, FILMS (1.81%)
   740,250  Video Update, Inc. (b) .................................  3,284,489
                                                                    -----------
            MOTOR FREIGHT TRANSPORTATION,
            WAREHOUSES (1.52%)
   176,650  American Freightways Corporation (b) ...................  2,760,156
                                                                    -----------
            OIL AND GAS EXTRACTION (3.18%)
    48,600  BJ Services Company (b) ................................  2,606,175
   150,000  Oryx Energy Company (b) ................................  3,168,750
                                                                    -----------
                                                                      5,774,925
                                                                    -----------
            PAPER AND RELATED PRODUCTS (3.13%)
    31,700  St. Joe Corporation ....................................  2,654,875
    81,000  Schweitzer-Mauduit International, Inc. .................  3,037,500
                                                                    -----------
                                                                      5,692,375
                                                                    -----------
            PERSONAL SERVICES (1.51%)
   106,100  CUC International Inc. (b) .............................  2,738,653
                                                                    -----------
            PRINTING, PUBLISHING AND ALLIED (2.02%)
   139,350  New England Business Service, Inc. .....................  3,666,577
                                                                    -----------
                                   (Continued)

                              CONSECO SERIES TRUST

                             COMMON STOCK PORTFOLIO
                STATEMENT OF INVESTMENTS IN SECURITIES--CONTINUED
                                  June 30, 1997
                                   (UNAUDITED)
================================================================================
 NUMBER
OF SHARES                   SECURITY                                    VALUE
-------------------------------------------------------------------------------

            REAL ESTATE OPERATORS, AGENTS,
            MANAGERS (3.09%)
    85,750  Fairfield Communities, Inc. (b) ........................ $2,883,344
    92,700  The Rouse Company ......................................  2,734,650
                                                                    -----------
                                                                      5,617,994
                                                                    -----------
            RUBBER AND MISCELLANEOUS
            PLASTIC PRODUCTS (1.89%)
    73,700  Reebok International Ltd. ..............................  3,445,475
                                                                    -----------
            SECURITY AND COMMODITY BROKERS (3.90%)
    49,700  Franklin Resources, Inc. ...............................  3,606,331
   134,550  New England Investment Companies, L.P. .................  3,481,481
                                                                    -----------
                                                                      7,087,812
                                                                    -----------
            TRANSPORTATION EQUIPMENT (3.01%)
   172,200  Coltec Industries Inc. (b) .............................  3,357,900
   133,850  Kellstrom Industries, Inc. (b) .........................  2,108,137
                                                                    -----------
                                                                      5,466,037
                                                                    -----------
            TOTAL COMMON STOCKS (COST $155,222,105).................175,895,940
                                                                    -----------

PRINCIPAL
 AMOUNT                     SECURITY                                   VALUE
================================================================================
             COMMERCIAL PAPER
            (3.25% OF TOTAL INVESTMENTS)

            NON-DEPOSITORY CREDIT INSTITUTIONS (3.25%)
$5,900,000  American General Capital Services, Inc.,
              6.2%, due 07/01/1997..................................  5,900,000
            TOTAL COMMERCIAL PAPER (COST $5,900,000)................  5,900,000
                                                                   ------------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $161,122,105)(c) ............................. $181,795,940
                                                                   ============
----------------
(a) Using Standard Industrial Codes prepared by the Technical Committee on Industrial Classifications.
(b) Non-dividend paying common stock.
(c) Cost also represents cost for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.


                              CONSECO SERIES TRUST
                            CORPORATE BOND PORTFOLIO
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                  June 30, 1997
                                   (UNAUDITED)
================================================================================
PRINCIPAL
 AMOUNT                     SECURITY                                   VALUE
--------------------------------------------------------------------------------

            CORPORATE BONDS
            (58.85% OF TOTAL INVESTMENTS) (a)

            AIR TRANSPORTATION (1.71%)
$  173,329  Delta Airlines 1992 ETC-C, 8.540%, due 01/02/2007 .......    182,862
    43,332  Delta Airlines 1992 ETC-D, 8.540%, due 01/02/2007 .......     45,011
    99,291  United Airlines 1996-A1 Pass Thru Certificate,
              7.270%, due 01/30/2013 ................................     95,816
                                                                     -----------
                                                                         323,689
                                                                     -----------
            AUTO REPAIR AND PARKING (2.14%)
   300,000  Amerco -MTN, 7.470%, due 01/15/2027 .....................    302,625
   100,000  Amerco -MTN, 6.710%, due 10/15/2008 .....................    100,680
                                                                     -----------
                                                                         403,305
                                                                     -----------
            COMMUNICATIONS BY PHONE, TELEVISION,
            RADIO, CABLE (1.70%)
   285,000  Continental Cablevision, Inc., 9.000%, due 09/01/2008 ..     319,912
                                                                     -----------

            DEPOSITORY INSTITUTIONS (10.37%)
   300,000  Dao Heng Bank Ltd. (144A), 7.750%, due 01/24/2007 ......     300,750
   250,000  Lehman Brothers Holdings, Inc., 8.875%, due 02/15/2000 .     263,437
   300,000  Morgan Stanley Finance Plc, 8.030%, due 02/28/2017 .....     296,625
   100,000  NationsBank Corporation, 7.800%, due 09/15/2016 ........     102,625
   250,000  Southern Investments (144A), 8.230%, due 02/01/2027 ....     250,415
   750,000  St. Paul Bancorp, 7.125%, due 02/15/2004 ...............     741,563
                                                                     -----------
                                                                       1,955,415
                                                                     -----------

            DURABLE GOODS-- WHOLESALE (2.22%)
   400,000  Pioneer Standard Electronics Inc.,
              8.500%, due 08/01/2006 ...............................     418,000
                                                                     -----------

            EATING AND DRINKING PLACES (0.51%)
   100,000  USI American Holdings Inc.(144A), 7.250%, due 12/01/2006      96,250

            ELECTRIC, GAS, WATER, COGENERATION,
            SANITARY SERVICES (7.47%)
   500,000  Coastal Corporation, 6.700%, due 02/15/2027 ............     491,875
   350,000  MCN Financing VI (144A), 6.850%, due 10/28/1999 ........     352,229
   200,000  NRG Energy Inc. (144A), 7.500%, due 06/15/2007 .........     199,000
   300,000  Tenneco Inc., 10.200%, due 03/15/2008 ..................     364,875
                                                                     -----------
                                                                       1,407,979
                                                                     -----------

            FOOD AND KINDRED PRODUCTS (3.72%)
   300,000  Pan-American Beverage Inc., 8.125%, due 04/01/2003 .....     306,000
   400,000  RJR Nabisco Inc., 8.250%, due 07/01/2004 ...............     395,500
                                                                     -----------
                                                                         701,500
                                                                     -----------

            HOME FURNITURE AND EQUIPMENT STORES (2.94%)
   550,000  MacSaver Financial Services, 7.875%, due 08/01/2003 ....     553,437
                                                                     -----------

            INSURANCE COMPANIES (4.95%)
   250,000  American Reinsurance, 10.875%, due 09/15/2004 ..........     268,750
   150,000  Delphi Financial, 8.000%, due 10/01/2003 ...............     151,500
   400,000  Delphi Funding LLC, 9.310%, due 03/25/2027 .............     410,500
   100,000  Integon Corporation, 9.500%, due 10/15/2001 ............     102,375
                                                                     -----------
                                                                         933,125
                                                                     -----------
                                   (Continued)
16

                              CONSECO SERIES TRUST
                            CORPORATE BOND PORTFOLIO
                STATEMENT OF INVESTMENTS IN SECURITIES--CONTINUED
                                  June 30, 1997
                                   (UNAUDITED)
================================================================================
PRINCIPAL
 AMOUNT                     SECURITY                                   VALUE
--------------------------------------------------------------------------------

            LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (1.58%)
$  300,000  West Fraser Mill (144A), 7.250%, due 09/15/2002 ........ $   297,000
                                                                     -----------

            MISCELLANEOUS REPAIR SERVICES (1.21%)
   200,000  Greenwich Air Services, Inc., 10.500%, due 06/01/2006 ..     228,500
                                                                     -----------

            MINING--METALS AND ORES (1.06%)
   200,000  Freeport-McMoran Copper & Gold, Inc.,
              7.500%, due 11/15/2006 ...............................     199,500
                                                                     -----------
            NON-DEPOSITORY CREDIT INSTITUTIONS (4.13%)
   250,000  DSPL Finance Company (144A), 9.120%, due 12/30/2010 ....     263,125
   500,000  First USA Bank, 7.650%, due 08/01/2003 .................     515,625
                                                                     -----------
                                                                         778,750
                                                                     -----------
            OIL AND GAS EXTRACTION (5.96%)
   500,000  Petrozuata Finance Inc. (144A), 8.220%, due 04/01/2017 .     509,990
   150,000  Ras Laffan Gas (144A), 8.294%, due 03/15/2014 ..........     157,055
   200,000  Transocean Offshore Inc., 8.000%, due 04/15/2027 .......     207,250
   250,000  Western Atlas Inc., 5.650%, due 07/13/1997 .............     249,750
                                                                     -----------
                                                                       1,124,045
                                                                     -----------
            PAPER AND ALLIED PRODUCTS (1.13%)
   200,000  Westvaco Corporation, 10.300%, due 01/15/2019 ..........    212,500
                                                                     -----------

            REAL ESTATE INVESTMENT TRUSTS (REITS) (2.12%)
   400,000  Carr America (144A), 7.200%, due 07/01/2004 ............    399,780
                                                                     -----------
          SECURITY AND COMMODITY BROKERS (3.93%)
 400,000  Paine Webber Group Inc., 7.625%, due 02/15/2014 ..........     396,000
 200,000  Salomon Inc., 6.700%, due 07/05/2000 .....................     200,000
 150,000  Salomon Inc. Series C - MTN, 6.500%, due 08/15/2003 ......     144,563
                                                                     -----------
                                                                         740,563
                                                                     -----------
          TOTAL CORPORATE BONDS (COST $10,990,715)................... 11,093,250
                                                                     -----------
          MUNICIPAL BONDS
          (9.51% OF TOTAL INVESTMENTS) (a)

          PUBLIC FINANCE, TAXATION (9.51%)
 400,000  Doylestown Pennsylvania, Hospital Authority, Revenue,
            8.375%, due 07/01/2008 ..................................    420,500
 100,000  Fort Worth Texas, Higher Education, Finance Corporation,
            Revenue, 7.500% , due 10/01/2006 ........................    100,375
 210,000  Lake County Florida, Resource Recovery, Industrial
            Development, Revenue, 7.125%, due 10/01/1999 ............    208,687
 300,000  Mississippi Hospital, Equipment and Facilities,
            Authority Revenue, 9.100%, due 04/01/2006 ...............    310,875
 400,000  Philadelphia Pennsylvania, Authority for Industrial
            Development, Revenue, 6.488%, due 06/15/2004 ............    400,000
 150,000  Sisters of Providence Washington,
            7.470%, due 10/01/2007 ..................................    152,438
 200,000  Tulane University Louisiana,
            7.300%, due 12/15/2012 ..................................    200,500
                                                                     -----------
          TOTAL MUNICIPAL BONDS (COST $ 1,782,214) ..................  1,793,375
                                                                     -----------
          ASSET BACKED SECURITIES
          (9.67% OF TOTAL INVESTMENTS)

 200,000  Green Tree Financial Corp 1994-4 A5,
            8.300%, due 07/15/2019 ..................................    210,281
 159,141  Green Tree Recreational Equipment & Consumer Trust,
            96 A A1, 5.550%, due 02/15/2018 .........................    157,364
 435,031  Lehman FHA Title 1 Loan Trust 96-2 A2,
            6.780%, due 03/25/2008 ..................................    436,323
 200,000  National Car Rental Financing Limited Partnership 1996-1 A2,
            6.800%, due 04/20/2000 ..................................    200,374
 178,385  Newcourt Receivables Asset Trust 1996-2 A,
            6.870%, due 06/20/2004 ..................................    179,116
 637,251  New York City Tax Lien 1996-1 B,
            6.910%, due 05/25/2005 ..................................    639,641
                                                                     -----------
          TOTAL ASSET BACKED SECURITIES (COST $ 1,809,656) ..........  1,823,099
                                                                     -----------
          COLLATERALIZED MORTGAGE OBLIGATIONS
          (7.95% OF TOTAL INVESTMENTS)

 169,552  FHLMC Structured Pass Through Securities T-4 A1,
            7.625%, due 08/25/2022 ..................................    171,618
 500,000  Iroquois Trust 97-1, 7.000%, due 12/15/2006 ...............    499,219
 231,258  JP Morgan Commercial Mortgage Finance Corporation 96 C2 A,
            6.470%, due 11/25/2027 ..................................    226,235
 193,868  JP Morgan Commercial Mortgage Finance Corporation 97 C4 A1,
            6.939%, due 12/26/2028 ..................................    194,897
 244,309  Rural Housing Trust 1987-1 3B, 7.330%, due 04/01/2026 .....    248,432
 157,902  Structured Asset Securities Corporation 96 CFL 1 A1B,
            5.751%, due 02/25/2028 ..................................    157,378
                                                                     -----------
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
          (COST $1,502,745) .........................................  1,497,779
                                                                     -----------
                                   (Continued)

                              CONSECO SERIES TRUST
                            CORPORATE BOND PORTFOLIO
                STATEMENT OF INVESTMENTS IN SECURITIES--CONTINUED
                                  June 30, 1997
                                   (UNAUDITED)
================================================================================
PRINCIPAL
 AMOUNT                     SECURITY                                   VALUE
--------------------------------------------------------------------------------

          U. S. GOVERNMENT AND AGENCY OBLIGATIONS
           (8.93% OF TOTAL INVESTMENTS)

$462,069  Federal Home Loan Mortgage Corp.,
            # G00479, 9.000%, due 04/01/2025 ........................  $ 488,638
  33,534  Federal National Mortgage Assn.,
            # 062289, 6.710%, due 03/01/2028 ........................     33,681
 243,347  Federal National Mortgage Assn.,
            # 183567, 7.500%, due 11/01/2022 ........................    244,031
 217,284  Federal National Mortgage Assn.,
            # 286122, 7.000%, due 06/01/2024 ........................    213,074
 405,461  Federal National Mortgage Assn.,
            #325435, 7.000%, due 09/01/2010 .........................    404,954
 192,477  Federal National Mortgage Assn.,
            #349410, 7.000%, due 08/01/2026 .........................    188,748
  97,096  Government National Mortgage Assn.,
            # 354859, 9.000%, due 07/15/2024 ........................    102,680
   3,132  Government National Mortgage Assn.,
            # 051699, 15.000%, due 07/15/2011 .......................      3,729
   2,798  Government National Mortgage Assn.,
            # 056522, 14.000%, due 08/15/2012 .......................      3,287
                                                                     -----------
          TOTAL U.S. GOVERNMENT AND
          AGENCY OBLIGATIONS (COST $ 1,674,892) .....................  1,682,822
                                                                     -----------
          COMMERCIAL PAPER
          (5.09% OF TOTAL INVESTMENTS) (A)

          DEPOSITORY INSTITUTIONS (5.09%)
 960,000  UBS Finance (DE) Inc., 6.200%, due 07/01/1997 ...........      960,000
          TOTAL COMMERCIAL PAPER (COST $ 960,000) .................      960,000
                                                                    ------------
          TOTAL INVESTMENTS IN SECURITIES
          (COST $ 18,720,222) (B) ................................. $ 18,850,325
                                                                    ============

------------
(a) Using Standard Industrial Codes prepared by the Technical Committee on Industrial Classifications.
(b) Cost also represents cost for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.


                              CONSECO SERIES TRUST
                         GOVERNMENT SECURITIES PORTFOLIO
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                  June 30, 1997
                                   (UNAUDITED)
================================================================================

PRINCIPAL
 AMOUNT                     SECURITY                                   VALUE
--------------------------------------------------------------------------------

             MUNICIPAL BONDS
            (29.42% OF TOTAL INVESTMENTS) (a)

$  250,000  Baltimore Maryland, 7.250%, due 10/15/2011 ............  $   250,000
   250,000  Horry County South Carolina, Airport Revenue,
              7.010%, due 07/01/2004 ..............................      250,625
 2,500,000  New Jersey Economic Development Authority,
              0.000%, due 02/15/2023 ..............................      363,575
   150,000  Springfield Illinois, Tax Increment,
              7.250%, due 02/01/2005 ..............................      150,938
   150,000  West Knox Utility District, Knox County Tennessee,
              Water and Sewer Revenue, 6.750%, due 12/01/2003 .....      149,437
                                                                     -----------
         TOTAL MUNICIPAL BONDS (COST $1,166,315) ..................    1,164,575
                                                                     -----------

            U.S. GOVERNMENT AND AGENCY OBLIGATIONS
            (70.58% OF TOTAL INVESTMENTS)
   250,000  Federal Home Loan Bank, 7.170%, due 03/29/2000 .........     255,368
   250,000  Federal Home Loan Bank, 8.000%, due 03/20/2012 .........     253,190
   250,000  Federal Home Loan Bank, 8.000%, due 03/20/2012 .........     253,190
   185,578  Federal Home Loan Mortgage Corp.,
              # D66012, 7.000%, due 11/01/202 ......................     182,272
   114,299  Federal Home Loan Mortgage Corp.,
              # E00441, 7.500%, due 07/01/2011 .....................     116,121
   150,000  Federal Home Loan Mortgage Corp., Multi Family Pool,
              6.775%, due 11/01/2003 ...............................     150,117
   150,000  Federal National Mortgage Assn., Medium Term Note,
              8.000%, due 05/10/2007 ...............................     149,994
   136,382  Federal National Mortgage Assn.,
              # 174166, 8.000%, due 06/01/2002 .....................     139,110
   141,709  Federal National Mortgage Assn.,
              # 303780, 7.000%, due 03/01/2026 .....................     138,963
     1,520  Government National Mortgage Assn.,
              # 044522, 13.000%, due 03/15/2011 ....................       1,769
     7,080  Government National Mortgage Assn.,
              # 119896, 13.000%, due 11/15/2014 ....................       8,235
   463,878  Government National Mortgage Assn.,
              #408675, 7.500%, due 01/15/2026 ......................     465,617
   125,000  U.S. Treasury Note, 7.750%, due 11/30/1999 .............     129,317
   200,000  U.S. Treasury Note, 6.625%, due 07/31/2001 .............     201,934
   200,000  U.S. Treasury Note, 6.500%, due 05/15/2005 .............     199,614
   150,000  U.S. Treasury Note, 6.500%, due 10/15/2006 .............     149,361
                                                                     -----------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
            (COST $2,810,478) ......................................   2,794,172
                                                                     -----------
            TOTAL INVESTMENTS IN SECURITIES (COST $3,976,793) (b) ..  $3,958,747
                                                                     ===========
-------------
(a) Using Standard Industrial Codes prepared by the Technical Committee on Industrial Classifications.
(b) Cost also represents cost for federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

                              CONSECO SERIES TRUST
                             MONEY MARKET PORTFOLIO
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                  June 30, 1997
                                   (UNAUDITED)

================================================================================
PRINCIPAL
 AMOUNT                     SECURITY                                  VALUE (B)
--------------------------------------------------------------------------------

            CORPORATE BONDS
            (3.30% OF TOTAL INVESTMENTS) (A)

            OIL AND GAS EXTRACTION (3.30%)
$  255,000  Western Atlas, Inc., (Put), 5.650%, due 07/13/1997 ..... $   254,947
                                                                     -----------
            TOTAL CORPORATE BONDS ..................................     254,947
                                                                     -----------
            COMMERCIAL PAPER
            (96.70% OF TOTAL INVESTMENTS) (A)

            BUILDING MATERIALS, HARDWARE, GARDEN-RETAIL (4.89%)
   380,000  Sherwin-Williams Company,
            5.550%, due 08/08/1997 .................................     377,774
                                                                     -----------
            ELECTRIC, GAS, WATER, COGENERATION,
            SANITARY SERVICES (13.63%)
   380,000  Kentucky Utilities Company,
            5.550%, due 08/07/1997 .................................     377,832
   300,000  MidAmerican Energy Company,
            5.570%, due 08/26/1997 .................................     297,401
   380,000  Pacific Gas and Electric Company,
            5.560%, due 08/25/1997 .................................     376,772
                                                                     -----------
                                                                       1,052,005
                                                                     -----------

            FOOD AND KINDRED PRODUCTS (4.88%)
   380,000  Hershey Foods Corporation, 5.520%, due 08/25/1997 ......     376,795
                                                                     -----------

            FOOD STORES (4.89%)
   380,000  Southland Corporation, 5.570%, due 08/07/1997 ..........     377,825
                                                                     -----------

            INDUSTRIAL, COMMERCIAL MACHINERY,
            COMPUTERS (4.89%)
   380,000  Caterpillar, Inc., 5.550%, due 08/12/1997 ..............     377,539
                                                                     -----------
            LUMBER AND WOOD PRODUCTS,
            EXCEPT FURNITURE (4.90%)
   380,000  Weyerhaeuser Company, 5.540%, due 08/06/1997 ...........     377,895
                                                                     -----------
            NON-DEPOSITORY CREDIT INSTITUTIONS (19.57%)
   380,000  American General Finance Corporation,
            5.590%, due 08/28/1997 .................................     376,578
   380,000  Associates Corp. of North America,
            5.540%, due 08/18/1997 .................................     377,193
   380,000  Ford Motor Credit Corporation,
            5.540%, due 07/24/1997 .................................     378,655
   380,000  Household Finance Corporation,
            5.550%, due 07/22/1997 .................................     378,770
                                                                     -----------
                                                                       1,511,196
                                                                     -----------
            OIL AND GAS EXTRACTION (4.90%)
   380,000  Exxon Imperial U.S., Inc., 5.520%, due 08/05/1997 ......     377,961
                                                                     -----------
            PRINTING, PUBLISHING AND ALLIED (9.75%)
   380,000  Dow Jones and Company, Inc., 5.550%, due 08/04/1997 ....     378,008
   375,000  The New York Times Company, 5.620%, due 07/07/1997 .....     374,649
                                                                     -----------
                                                                         752,657
                                                                     -----------
            SECURITY AND COMMODITY BROKERS (14.62%)
   380,000  Goldman Sachs Group, L.P., 5.570%, due 08/04/1997 ......     378,001
   375,000  Merrill Lynch and Company, Inc., 5.580%, due 08/15/1997      372,384
   380,000  Morgan Stanley, Dean Witter, Discover and Company,
            5.570%, due 07/22/1997 .................................     378,765
                                                                     -----------
                                                                       1,129,150
                                                                     -----------
            TOBACCO PRODUCTS (9.78%)
   380,000  B.A.T. Capital Corporation, 5.580%, due 08/01/1997 .....     378,174
   380,000  Philip Morris Companies, Inc., 5.550%, due 08/19/1997 ..     377,129
                                                                     -----------
                                                                         755,303
                                                                     -----------
          TOTAL COMMERCIAL PAPER ...................................   7,466,100
                                                                     -----------
          TOTAL INVESTMENTS IN SECURITIES .......................... $ 7,721,047
                                                                     ===========

-----------
(a) Using Standard Industrial Codes prepared by the Technical Committee on Industrial Classifications.
(b) Value also represents cost for federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

                              CONSECO SERIES TRUST

                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 1997

================================================================================


(1) GENERAL
   Conseco Series Trust (the "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"), and was organized as a Massachusetts Trust effective November 15, 1982. The Trust offers shares only to affiliated life insurance company separate accounts (registered as unit investment trusts under the Act) to fund the benefits under variable annuity contracts.

   Effective May 1, 1993, Great American Reserve Variable Annuity Account C ("Account C") transferred its assets to the Trust in exchange for shares of the Common Stock, Corporate Bond (newly created effective May 1, 1993) and Money Market Portfolios. Since May 1, 1993, the Trust continues to offer shares of each of its portfolios to Account C.

   On July 25, 1994 Great American Reserve Variable Annuity Account E commenced operations and began investing in the shares of the Trust's portfolios.

(2) SUMMARY OF SIGNIFICANT
      ACCOUNTING POLICIES
SECURITY VALUATION, TRANSACTIONS, AND RELATED INVESTMENT INCOME
   The investments in each portfolio are valued at the end of each New York Stock Exchange business day. Investment transactions are accounted for on the valuation date following the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined on the specific identification basis. The Trust does not hold any investments which are restricted as to resale, except certain bonds (designated as 144A under the Security description in the applicable Statement of Investments) held in the Corporate Bond and Asset Allocation Portfolios, all of which are eligible for resale under Rule 144A of the Securities Act of 1933.

   The Board of Trustees (the "Trustees") determined that it will value the Money Market Portfolio investments at amortized cost, which is conditioned on the Trust's compliance with certain conditions contained in Rule 2a-7 of the Act. The investment adviser of the Trust continuously reviews this method of valuation and recommends changes to the Trustees, if necessary, to ensure that the Money Market Portfolio investments are valued at fair value (as determined by the Trustees in good faith).

   In all portfolios of the Trust, except for the Money Market Portfolio, securities traded on a national securities exchange are valued at closing market prices. Listed securities for which no sale was reported on the valuation date are valued at the mean of the closing bid and asked prices. Short term notes, U.S. government obligations maturing within one year or less from the date purchased and bank certificates of deposit are valued at amortized cost, which approximates fair value.

   Fixed income securities for which representative market quotes are readily available are valued at the mid-day mean between the closing bid and asked prices as quoted by one or more dealers who make a market in such securities.

FEDERAL INCOME TAXES
   Each portfolio is treated as a separate taxable entity for federal income tax purposes and qualifies as a regulated investment company under the Internal Revenue Code. The Trust intends to continue to distribute all taxable income to shareholders, and therefore, no provision has been made for federal income taxes.

DIVIDENDS TO SHAREHOLDERS
   Dividends are declared and reinvested from the sum of net investment income and net realized short-term capital gains or losses on a daily basis in the Money Market Portfolio, on a monthly basis in the Corporate Bond and Government Securities Portfolios and on a quarterly basis in the Asset Allocation and Common Stock Portfolios. Distributions are declared and reinvested from net realized long-term capital gains on an annual basis.

INCOME EQUALIZATION
   All portfolios, except the Money Market Portfolio, follow the accounting practice known as income equalization by which a portion of the proceeds from sales and costs of redemptions of shares is equivalent, on a per share basis, to the amount of distributable investment income on the date the transaction is credited or charged to undistributed income. As a result, undistributed investment income per share is not materially affected by sales or redemptions of the portfolio shares.

USE OF ESTIMATES
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

(3) TRANSACTIONS WITH AFFILIATES
   As investment adviser of the Trust, Conseco Capital Management, Inc. (the "Adviser"), a wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange, charges an investment advisory fee based on the daily net asset value at an annual rate of 0.55 percent for the Asset Allocation Portfolio, 0.60 percent for the Common Stock Portfolio, 0.50 percent for the Corporate Bond and Government Securities Portfolios and 0.25 percent for the Money Market Portfolio. The total fees paid to the Adviser for the six months ended June 30, 1997 were $622,680 and $1,008,557 for the year ended December 31, 1996. The Adviser has agreed to limit the operating expenses of each portfolio so that the ratio of expenses, including investment advisory fees, to average net assets on an annual basis shall not exceed 0.75 percent for the Asset Allocation Portfolio, 0.80 percent for the Common Stock Portfolio, 0.70 percent for the Corporate Bond and the Government Securities Portfolios, and 0.45 percent for the Money Market Portfolio.

(4) INVESTMENT TRANSACTIONS
   The aggregate costs of purchases of investments (excluding U.S. government securities and short-term investments) were $288,816,105 and $310,865,829 for the six months ended June 30, 1997 and for the year ended December 31, 1996, respectively. The aggregate proceeds from the sales of investments (excluding U.S. government securities and short-term investments) were $274,788,360 and $ 303,932,165 for the six months ended June 30, 1997 and for the year ended December 31, 1996, respectively.
   The aggregate costs of purchases of U.S. government securities (excluding short-term investments) were $15,513,065 and $21,225,121 for the six months ended June 30, 1997 and for the year ended December 31, 1996, respectively. The aggregate proceeds from sales of U.S. government securities (excluding short-term investments) were $15,091,367 and $16,767,507 for the six months ended June 30, 1997 and for the year ended December 31, 1996 respectively.
   Gross unrealized appreciation and depreciation of investments at June 30, 1997 are presented below:

====================================================================================================================================
                                                              ASSET        COMMON        CORPORATE       GOVERNMENT        MONEY
                                                           ALLOCATION       STOCK           BOND         SECURITIES        MARKET
                                                            PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation .......................   $  1,809,145    $ 22,477,967    $    199,506    $     15,861    $         --
Gross unrealized depreciation .......................       (211,198)     (1,804,132)        (69,403)        (33,906)             --
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) ..........   $  1,597,947    $ 20,673,835    $    130,103    $    (18,045)   $         --
------------------------------------------------------------------------------------------------------------------------------------


                              CONSECO SERIES TRUST

                                  June 30, 1997

================================================================================


(5) NET ASSETS
   Total net assets consisted of the following at June 30, 1997:


                                                              ASSET        COMMON        CORPORATE       GOVERNMENT        MONEY
                                                           ALLOCATION       STOCK           BOND         SECURITIES        MARKET
                                                            PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Proceeds from the sales of shares since organization,
   less cost of shares redeemed and net equalization    $ 18,947,415    $154,242,012    $ 19,216,281    $  4,021,043    $  7,830,612
Undistributed net realized gains (losses) on sales
   of investments ...................................        546,811      10,071,745        (152,462)         (5,287)             --
Net unrealized appreciation (depreciation) of
   investments ......................................      1,597,947      20,673,835         130,103         (18,045)             --
------------------------------------------------------------------------------------------------------------------------------------
   Total net assets .................................   $ 21,092,173    $184,987,592    $ 19,193,922    $  3,997,711    $  7,830,612
------------------------------------------------------------------------------------------------------------------------------------



(6) FINANCIAL HIGHLIGHTS


                                                                                     ASSET ALLOCATION PORTFOLIO
                                                            ========================================================================
                                                               SIX MONTHS     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                             ENDED JUNE 30,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                  1997          1996          1995          1994          1993
                                                               (UNAUDITED)    (AUDITED)     (AUDITED)     (AUDITED)     (AUDITED)
====================================================================================================================================
Net asset value per share, beginning of year ..........     $    13.470     $    12.390    $   11.040    $   11.400     $   11.630
   Income from investment operations (a):
      Net investment income ...........................           0.235           0.419         0.508         0.463          0.410
      Net realized gains (losses) and change in unrealized
         appreciation(depreciation) on investments ....           0.649           2.774         2.976        (0.526)         0.218
------------------------------------------------------------------------------------------------------------------------------------
            Total income (loss) from investment operations        0.884           3.193         3.484        (0.063)         0.628
------------------------------------------------------------------------------------------------------------------------------------
   Distributions (a):
      Dividends from net investment income and net realized
         short-term capital gains .....................          (0.754)         (2.075)       (1.827)       (0.266)        (0.570)
      Distribution of net realized long-term capital gains           --          (0.038)       (0.307)       (0.031)        (0.288)
------------------------------------------------------------------------------------------------------------------------------------
            Total distributions .......................          (0.754)         (2.113)       (2.134)       (0.297)        (0.858)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period ..............     $    13.600     $    13.470    $   12.390    $   11.040     $   11.400
====================================================================================================================================



Total return (b) (d) ..................................          12.50%(f)       28.30%        31.49%        (0.55%)        10.38%

Ratios/supplemental data
Net assets, end of period (c) .........................     $21,092,173     $16,732,206    $9,583,375    $6,172,390     $6,161,924
Ratio of expenses to average net assets (d) ...........           0.75%(f)        0.75%         0.75%         0.75%          0.75%
Ratio of net investment income to average net assets (d)          3.07%(f)        3.15%         4.11%         4.20%          3.55%
Portfolio turnover rate ...............................         340.16%(f)      208.13%       194.16%       223.92%        539.90%
Average commission paid (e) ...........................     $    0.0600     $    0.0600           N/A           N/A            N/A


----------------
(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.
(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.70 percent for the Corporate Bond and Government Securities Portfolios, 0.80 percent for the Common Stock Portfolio and 0.45 percent for the Money Market Portfolio.
(e) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the Securities and Exchange Commission beginning in 1996.
(f) Annualized.

                              CONSECO SERIES TRUST

                                  June 30, 1997

================================================================================

(6) FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                               COMMON STOCK  PORTFOLIO
                                                            ========================================================================
                                                               SIX MONTHS     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                             ENDED JUNE 30,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                  1997          1996          1995          1994          1993
                                                               (UNAUDITED)    (AUDITED)     (AUDITED)     (AUDITED)     (AUDITED)
====================================================================================================================================
Net asset value per share, beginning of year ..........     $    21.850     $    18.840     $   16.540     $   16.690    $   16.880
   Income from investment operations (a):
      Net investment income ...........................           0.006           0.013          0.340          0.240         0.232
      Net realized gains and change in unrealized
         appreciation on investments ..................           0.909           8.169          5.675          0.072         0.920
------------------------------------------------------------------------------------------------------------------------------------
            Total income from investment operations ...           0.915           8.182          6.015          0.312         1.152
------------------------------------------------------------------------------------------------------------------------------------
   Distributions (a):
      Dividends from net investment income and net realized
         short-term capital gains .....................          (1.295)         (4.209)        (2.807)        (0.327)       (1.181)
      Distribution of net realized long-term capital gains           --          (0.963)        (0.908)        (0.135)       (0.161)
------------------------------------------------------------------------------------------------------------------------------------
            Total distributions .......................          (1.295)         (5.172)        (3.715)        (0.462)       (1.342)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period ..............     $    21.470     $    21.850     $   18.840     $   16.540    $   16.690
------------------------------------------------------------------------------------------------------------------------------------


Total return (b) (d) ..................................           8.90%(f)       44.99%         36.30%          1.92%         8.35%

Ratios/supplemental data
   Net assets, end of period (c) ......................    $184,987,592    $171,332,490   $109,635,525    $74,759,728   $66,799,824
   Ratio of expenses to average net assets (d) ........           0.80%(f)        0.80%          0.80%          0.80%         0.80%
   Ratio of net investment income to average net assets (d)       0.05%(f)        0.06%          1.80%          1.47%         1.40%
   Portfolio turnover rate ............................         269.05%(f)      177.03%        172.55%        213.67%       205.81%
   Average commission paid (e) ........................    $     0.0600     $    0.0600            N/A            N/A           N/A



----------------
(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.
(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.70 percent for the Corporate Bond and Government Securities Portfolios, 0.80 percent for the Common Stock Portfolio and 0.45 percent for the Money Market Portfolio.
(e) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the Securities and Exchange Commission beginning in 1996.
(f) Annualized.

                              CONSECO SERIES TRUST

                                  June 30, 1997

================================================================================

(6) FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                             CORPORATE BOND PORTFOLIO (e)
                                                            ========================================================================
                                                               SIX MONTHS     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                             ENDED JUNE 30,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                  1997          1996          1995          1994          1993
                                                               (UNAUDITED)    (AUDITED)     (AUDITED)     (AUDITED)     (AUDITED)
====================================================================================================================================

Net asset value per share, beginning of period ........     $     9.970     $    10.150    $    9.450   $    9.980   $   10.000
   Income from investment operations (a):
      Net investment income ...........................           0.335           0.662         0.680        0.649        0.417
      Net realized gains (losses) and change in unrealized
         appreciation (depreciation) on investments ...           0.069          (0.179)        0.990       (0.912)       0.173
------------------------------------------------------------------------------------------------------------------------------------
            Total income (loss) from investment operations        0.404           0.483         1.670       (0.263)       0.590
------------------------------------------------------------------------------------------------------------------------------------
   Distributions (a):
      Dividends from net investment income and net realized
         short-term capital gains .....................          (0.384)         (0.663)       (0.970)      (0.267)      (0.610)
------------------------------------------------------------------------------------------------------------------------------------
            Total distributions .......................          (0.384)         (0.663)       (0.970)      (0.267)      (0.610)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period ..............     $     9.990     $     9.970    $   10.150   $    9.450   $    9.980
====================================================================================================================================


Total return (b) (d) ..................................           8.07%(f)        4.97%        18.25%       (2.65%)       8.84%(f)

Ratios/supplemental data
   Net assets, end of period (c) ......................     $19,193,922     $17,463,340   $16,046,368  $12,903,063  $13,577,440
   Ratio of expenses to average net assets (d) ........           0.70%(f)        0.70%         0.70%        0.70%        0.70%(f)
   Ratio of net investment income to average net assets (d)       6.52%(f)        6.65%         6.78%        6.78%        6.22%(f)
   Portfolio turnover rate ............................         278.26%(f)      276.35%       225.41%      198.48%      406.24%(f)


----------
(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.
(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.70 percent for the Corporate Bond and Government Securities Portfolios, 0.80 percent for the Common Stock Portfolio and 0.45 percent for the Money Market Portfolio.
(e) The Corporate Bond Portfolio became an available investment option effective May 1, 1993, with an initial offering price of $10.00.
(f) Annualized.

                              CONSECO SERIES TRUST

                                  June 30, 1997

================================================================================

(6) FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                GOVERNMENT SECURITIES PORTFOLIO
                                                            ========================================================================
                                                               SIX MONTHS     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                             ENDED JUNE 30,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                  1997          1996          1995          1994          1993
                                                               (UNAUDITED)    (AUDITED)     (AUDITED)     (AUDITED)     (AUDITED)
====================================================================================================================================
Net asset value per share, beginning of year ..........     $    11.940     $    12.380     $   11.090     $   11.450    $   11.610
   Income from investment operations (a):
      Net investment income ...........................           0.347           0.722          0.754          0.720         0.738
      Net realized gains (losses) and change in unrealized
         appreciation (depreciation) on investments ....         (0.016)         (0.409)         1.119         (1.031)        0.281
------------------------------------------------------------------------------------------------------------------------------------
            Total income (loss) from investment operations        0.331           0.313          1.873         (0.311)        1.019
------------------------------------------------------------------------------------------------------------------------------------
   Distributions (a):
      Dividends from net investment income and net realized
         short-term capital gains .....................          (0.371)         (0.707)        (0.583)        (0.049)       (1.179)
      Distribution of net realized long-term capital gains           --          (0.046)            --             --            --
------------------------------------------------------------------------------------------------------------------------------------
            Total distributions .......................          (0.371)         (0.753)        (0.583)        (0.049)       (1.179)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period ..............     $    11.900     $    11.940     $   12.380     $   11.090    $   11.450
====================================================================================================================================

Total return (b) (d) ..................................           5.84%(e)        2.75%         17.35%         (2.79%)        8.91%

Ratios/supplemental data
   Net assets, end of period (c) ......................     $ 3,997,711     $ 4,023,691     $4,612,607     $4,712,785    $7,579,366
   Ratio of expenses to average net assets (d) ........           0.70%(e)        0.70%          0.70%          0.70%         0.70%
   Ratio of net investment income to average net assets (d)       5.92%(e)        6.02%          6.27%          6.45%         6.30%
   Portfolio turnover rate ............................         139.43%(e)      157.62%        284.31%        421.05%       397.42%


----------
(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.
(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.70 percent for the Corporate Bond and Government Securities Portfolios, 0.80 percent for the Common Stock Portfolio and 0.45 percent for the Money Market Portfolio.
(e) Annualized.

                              CONSECO SERIES TRUST

                                  June 30, 1997

================================================================================

(6) FINANCIAL HIGHLIGHTS


                                                                                       MONEY MARKET PORTFOLIO
                                                            ========================================================================
                                                               SIX MONTHS     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                             ENDED JUNE 30,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                  1997          1996          1995          1994          1993
                                                               (UNAUDITED)    (AUDITED)     (AUDITED)     (AUDITED)     (AUDITED)
====================================================================================================================================

Net asset value per share, beginning of year ..........     $     1.000     $     1.000     $    1.000    $    1.000    $    1.000
 Income from investment operations (a):
  Net investment income ...............................           0.025           0.050          0.055         0.038         0.029
  Net realized gains and change in unrealized appreciation
   on investments .....................................              --              --             --            --            --
------------------------------------------------------------------------------------------------------------------------------------
    Total income from investment operations ...........           0.025           0.050          0.055         0.038         0.029
------------------------------------------------------------------------------------------------------------------------------------
 Distributions (a):
  Dividends from net investment income and net realized
   short-term capital gains ...........................          (0.025)         (0.050)        (0.055)       (0.038)       (0.029)
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions ...............................          (0.025)         (0.050)        (0.055)       (0.038)       (0.029)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period ..............     $     1.000     $     1.000     $    1.000    $    1.000    $    1.000
====================================================================================================================================


Total return (b) (d) ..................................           5.14%(e)        5.13%          5.46%         3.78%         2.86%

Ratios/supplemental data
Net assets, end of period (c) .........................     $ 7,830,612     $ 6,984,663     $5,395,877    $5,105,367    $5,229,641
Ratio of expenses to average net assets (d) ...........           0.45%(e)        0.45%          0.45%         0.45%         0.45%
Ratio of net investment income to average net assets (d)          5.04%(e)        5.03%          5.46%         3.78%         2.86%
Portfolio turnover rate ...............................             N/A             N/A            N/A           N/A           N/A


----------
(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.
(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.70 percent for the Corporate Bond and Government Securities Portfolios, 0.80 percent for the Common Stock Portfolio and 0.45 percent for the Money Market Portfolio.
(e) Annualized.

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GREAT AMERICAN RESERVE
VARIABLE ANNUITY ACCOUNT C
SPONSOR
Great American Reserve Insurance Company -
Carmel, Indiana.
DISTRIBUTOR
Conseco Equity Sales, Inc. - Carmel, Indiana.
INDEPENDENT PUBLIC ACCOUNTANTS
Coopers & Lybrand L.L.P. - Indianapolis, Indiana.

CONSECO SERIES TRUST
BOARD OF TRUSTEES
WILLIAM P. DAVES, JR., Chairman
   Consultant to the insurance and health care industries.
   Director, President and Chief Executive Officer,
   FFG Insurance Co.,
   Dallas, Texas.
HAROLD W. HARTLEY, Trustee
   Retired. Chartered Financial Analyst.
   Formerly Executive Vice President,
   Tenneco Financial Services Inc.,
   Fort Myers Beach, Florida.
MAXWELL E. BUBLITZ, Trustee and President
   President, Conseco Capital Management, Inc.,
   Carmel, Indiana.
DR. R. JAN LECROY, Trustee
   President, Dallas Citizens Council,
   Dallas, Texas.
DR. JESSE H. PARRISH, Trustee
   Higher education consultant.
   Formerly President, Midland College,
   Midland, Texas.
INVESTMENT ADVISER
Conseco Capital Management, Inc. - Carmel, Indiana.
INDEPENDENT PUBLIC ACCOUNTANTS
Coopers & Lybrand L.L.P. - Indianapolis, Indiana.
CUSTODIAN
Bankers Trust Company - New York, New York.


================================================================================
                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                                A Conseco Company

                             Great American Reserve
                           Variable Annuity Account C

                              Conseco Series Trust
                                  June 30, 1997

                                SEMIANNUAL REPORT
                               TO CONTRACT OWNERS

              This report is for the information of contract owners and participants of the Great American Reserve Variable Annuity Account C and Conseco Series Trust. It is authorized for distribution to other persons only when preceded or accompanied by a current prospectus which contains more complete information, including charges and expenses.
================================================================================

Great American Reserve Insurance Company                    ====================
11815 North Pennsylvania Street                               FIRST CLASS MAIL
Carmel, Indiana 46032                                        U.S. POSTAGE PAID
                                                               HACKENSACK, NJ
                                                                PERMIT NO. 9
                                                            ====================

VA410(7/97)